UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston,MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	May 31, 2008

Date of reporting period:	November 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment  Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory,  disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently  valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the  information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange  Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the  clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Columbia Strategic Income Fund

Semiannual Report – November 30, 2007

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Table of Contents

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements	5

Investment Portfolio	6

Statement of Assets and Liabilities	21

Statement of Operations	22

Statement of Changes in Net Assets	23

Financial Highlights	25

Notes to Financial Statements	30

Board Consideration and Approval of Advisory Agreements	40

Summary of Management Fee Evaluation by Independent Fee Consultant	43

Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you'll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your fund has performed over time. These tables can be very useful for evaluating how your fund has performed versus its benchmark, though it's important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement, logging onto your account at www.columbiafunds.com, calling our service center at 800.345.6611 or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager's Report

The Portfolio Manager's Report is where you will find your portfolio manager's thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the fund's performance, along with a comparison of the fund's performance versus the relevant peer group and benchmark indices.

The portfolio manager will also discuss market conditions that impacted the fund, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager's comments are included in the Fund Profile section.

Other Information

Every shareholder report includes a page containing "Important Information About This Report," which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the fund's Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm's report and biographies of the fund's trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your fund save money while at the same time preserve precious natural resources. For even more information about your fund, visit our web site at www.columbiafunds.com. There you will find prospectuses, shareholder reports and fund fact sheets for the funds in the Columbia Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Fund Profile – Columbia Strategic Income Fund

Summary

■  For the six-month period that ended November 30, 2007, the fund's Class A shares returned 2.73% without sales charge. This was higher than the 1.09% average return of the fund's peer group, the Lipper Multi-Sector Income Funds Classification1, and lower than the 5.77% return of the fund's benchmark, the Lehman Brothers Government/Credit Bond Index.2 The fund was well positioned relative to its peer group, but lost ground versus the index because it had lower exposure than the index to U.S. government bonds and a sizable investment in high-yield bonds, which are not part of the index.

■  An overweight relative to its peer group in developed market non-U.S. government bonds and foreign currencies, neither of which the index holds, aided the fund's returns. Developed market non-U.S. dollar denominated bonds—21% of assets—benefited from declining global yields and a weak dollar. As a group, these bonds outperformed both U.S. Treasuries and U.S. investment grade corporate bonds. The fund had more exposure than its peer group to Treasuries, which rallied sharply, and less than 1% of its assets in subprime mortgage securities, which declined for the period. Both factors aided the fund's relative returns.

  By contrast, high-yield bonds, which accounted for 33% of the fund's assets, detracted from performance, as investors grew more risk averse and backed away from the sector. A modest stake in emerging market bonds—about 14% of assets—also hampered returns, as issues from less developed markets trailed U.S. Treasuries and U.S. investment grade corporate bonds. Finally, the fund's much lower exposure to U.S. government bonds—24% of assets compared to 59% of the index—hindered relative returns.

■  At the period's end, the fund's positioning remained relatively unchanged, despite sizable shifts in the market. We maintained our relatively substantial position in Treasuries (relative to the fund's peer group) because we believe Treasury yields, which fell significantly over the period, could decrease further. We also maintained a substantial weight in high yield bonds. High-yield bond prices have declined, but we believe their prospects could improve once credit and liquidity concerns ease and investors shift toward riskier assets.

1Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2The Lehman Brothers Government/Credit Bond Index tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 11/30/07

+2.73%

Class A shares (without sales charge)

+5.77%

Lehman Brothers Government/Credit Bond Index

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data gathered is from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 09/30/07.

Fund Profile (continued) – Columbia Strategic Income Fund

Portfolio Management

Laura A. Ostrander has managed or co-managed the fund since September 2000 and has been with the advisor or its predecessors or affiliate organizations since 1996.

Kevin Cronk has co-managed the fund since June 2005 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Thomas A. LaPointe has co-managed the fund since June 2005 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds, but also has a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. High-yield bonds issued by foreign entities have greater potential risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial reporting standards and other monetary and political risks.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Strategic Income Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 12/01/97 – 11/30/07 ($)

Sales charge:	without	with
Class A	17,802	16,956
Class B	16,492	16,492
Class C	16,764	16,764
Class J	17,216	16,700
Class Z	18,063	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Strategic Income Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Net asset value per share
as of 11/30/07 ($)
Class A	5.99
Class B	5.98
Class C	5.99
Class J	5.97
Class Z	5.93
Distributions declared per share
06/01/07 – 11/30/07 ($)
Class A	0.18
Class B	0.16
Class C	0.16
Class J	0.17
Class Z	0.19

Annual operating expense ratio (%)*

Class A	0.96
Class B	1.71
Class C	1.71
Class J	1.32
Class Z	0.72

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Average annual total return as of 11/30/07 (%)

Share class	A		B		C		J		Z
Inception	04/21/77		05/15/92		07/01/97		11/02/98		01/29/99
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	2.73	–2.15	2.34	–2.65	2.42	1.42	2.54	–0.54	2.88
1-year	5.67	0.65	4.87	–0.10	5.03	4.04	5.28	2.12	5.98
5-year	9.07	8.01	8.22	7.93	8.42	8.42	8.63	7.97	9.25
10-year	5.94	5.42	5.13	5.13	5.30	5.30	5.58	5.26	6.09

Average annual total return as of 12/31/07 (%)

Share class	A		B		C		J		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	3.59	-1.33	3.37	-1.63	3.28	2.28	3.58	0.48	3.93
1-year	5.67	0.65	4.88	-0.10	4.86	3.87	5.29	2.13	5.98
5-year	8.44	7.39	7.67	7.37	7.79	7.79	8.08	7.42	8.74
10-year	5.84	5.33	5.06	5.06	5.21	5.21	5.50	5.18	6.02

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and 3.00% for Class J shares, the applicable contingent deferred sales charge of 5.00% in the first year declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

The performance information for Classes J and Z (newer class shares) includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns for periods prior to the inception of Class J shares would have been lower and the returns for the Class Z shares would have been higher. Class A shares were initially offered on April 21, 1977, Class B shares were initially offered on May 15, 1992, Class C shares were initially offered on July 1, 1997, Class J shares were initially offered on November 2, 1998 and Class Z shares were initially offered on January 29, 1999.

Understanding Your Expenses – Columbia Strategic Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

06/01/07 – 11/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,027.30	1,020.25	4.81	4.80	0.95
Class B	1,000.00	1,000.00	1,023.40	1,016.50	8.60	8.57	1.70
Class C	1,000.00	1,000.00	1,024.20	1,017.25	7.84	7.82	1.55
Class J	1,000.00	1,000.00	1,025.40	1,018.50	6.58	6.56	1.30
Class Z	1,000.00	1,000.00	1,028.80	1,021.50	3.55	3.54	0.70

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses for Class C shares, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Financial Statements – Columbia Strategic Income Fund

November 30, 2007 (Unaudited)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. This statement also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Investment Portfolio – Columbia Strategic Income Fund

November 30, 2007 (Unaudited)

Government & Agency Obligations – 51.3%

	Par ($)(a)		Value ($)
Foreign Government Obligations – 32.5%
Aries Vermoegensverwaltungs GmbH
7.750% 10/25/09 (b)	EUR	2,750,000	4,249,616
7.750% 10/25/09	EUR	2,500,000	3,863,287
Corp. Andina de Fomento
6.375% 06/18/09	EUR	4,350,000	6,502,447
European Investment Bank
0.781% 09/21/11 (c)	JPY	2,715,000,000	24,429,747
1.250% 09/20/12	JPY	1,135,000,000	10,294,317
5.500% 12/07/11	GBP	5,250,000	10,934,675
Federal Republic of Brazil
6.000% 01/17/17		6,850,000	6,997,275
7.375% 02/03/15	EUR	6,950,000	11,137,488
8.750% 02/04/25		4,500,000	5,760,000
11.000% 08/17/40		12,400,000	16,653,200
12.500% 01/05/22	BRL	5,757,000	3,436,152
Federal Republic of Germany
4.250% 07/04/14	EUR	12,990,000	19,241,087
5.000% 07/04/12	EUR	6,585,000	10,054,516
6.000% 06/20/16	EUR	9,500,000	15,755,921
France Government Bond OAT
4.000% 04/25/13	EUR	16,290,000	23,803,347
Government of Canada
4.500% 06/01/15	CAD	9,760,000	10,120,552
5.000% 06/01/14	CAD	9,640,000	10,251,592
10.000% 06/01/08	CAD	18,530,000	19,070,362
International Bank for Reconstruction & Development
9.750% 08/02/10		32,400,000	4,677,546
Kingdom of Norway
5.500% 05/15/09	NOK	100,170,000	18,211,040
6.000% 05/16/11	NOK	97,330,000	18,257,245
Kingdom of Spain
5.500% 07/30/17	EUR	15,410,000	24,608,883
Kingdom of Sweden
5.000% 01/28/09	SEK	112,860,000	17,849,328
6.750% 05/05/14	SEK	178,600,000	32,000,116
Kreditanstalt fuer Wiederaufbau
0.456% 08/08/11 (c)	JPY	1,170,000,000	10,531,537
New South Wales Treasury Corp.
5.500% 08/01/14	AUD	19,420,000	15,950,980
Philippine Government International Bond
9.500% 02/02/30		4,300,000	5,719,000
Province of Quebec
4.500% 12/01/16	CAD	8,710,000	8,682,998
6.000% 10/01/12	CAD	7,155,000	7,684,210
Republic of Chile
7.125% 01/11/12		3,000,000	3,280,200
Republic of Colombia
8.125% 05/21/24		8,525,000	10,102,125
9.750% 04/09/11		3,779,632	4,006,410
11.375% 01/31/08	EUR	3,285,000	4,839,434

	Par ($)(a)		Value ($)
Republic of France
4.750% 10/25/12	EUR	15,400,000	23,261,649
Republic of Italy
4.250% 02/01/15	EUR	7,765,000	11,402,071
Republic of Panama
6.700% 01/26/36		6,900,000	7,265,700
8.875% 09/30/27		7,270,000	9,396,475
Republic of Peru
9.875% 02/06/15		6,000,000	7,440,000
Republic of Poland
5.750% 03/24/10	PLN	36,900,000	14,865,751
Republic of South Africa
6.500% 06/02/14		3,650,000	3,887,250
13.000% 08/31/10	ZAR	29,000,000	4,613,152
Republic of Venezuela
6.313% 12/18/07 (c)		95,202	95,202
7.000% 03/16/15	EUR	3,000,000	3,971,911
Russian Federation
7.500% 03/31/30		16,295,400	18,496,908
11.000% 07/24/18		5,752,000	8,239,740
12.750% 06/24/28		7,430,000	13,496,595
United Kingdom Treasury
5.000% 09/07/14	GBP	3,510,000	7,357,286
5.750% 12/07/09	GBP	2,550,000	5,365,745
8.000% 09/27/13	GBP	3,280,000	7,873,740
9.000% 07/12/11	GBP	5,350,000	12,582,710
United Mexican States
6.750% 09/27/34		2,820,000	3,155,580
8.125% 12/30/19		11,020,000	13,444,400
8.375% 01/14/11		11,520,000	12,775,680
11.375% 09/15/16		7,590,000	10,758,825
Western Australia Treasury Corp.
7.000% 04/15/15	AUD	9,940,000	8,906,268
Foreign Government Obligations Total			607,609,271
U.S. Government Agencies – 1.7%
Federal Farm Credit Bank
5.000% 08/25/10		8,600,000	8,617,080
Federal Home Loan Mortgage Corp.
5.125% 10/15/08 (d)		1,280,000	1,291,224
5.750% 03/15/09 (d)		1,010,000	1,033,168
6.750% 03/15/31 (d)		406,000	502,598
Federal National Mortgage Association
3.250% 08/15/08 (d)		8,000,000	7,939,128
4.375% 07/17/13 (d)		3,003,000	3,031,123
5.000% 09/15/08 (d)		10,000,000	10,079,010
U.S. Government Agencies Total			32,493,331

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Government & Agency Obligations (continued)

	Par ($)(a)		Value ($)
U.S. Government Obligations – 17.1%
U.S. Treasury Bonds
4.250% 09/30/12 (d)		25,000,000	25,908,200
5.375% 02/15/31 (d)		12,000,000	13,640,628
7.500% 11/15/24 (d)		18,400,000	25,147,630
8.875% 02/15/19 (d)		21,827,000	30,909,084
10.625% 08/15/15 (d)		29,415,000	42,635,660
12.500% 08/15/14 (d)		52,151,000	60,185,487
U.S. Treasury Notes
5.000% 02/15/11 (d)		47,600,000	50,377,888
5.125% 06/30/08 (d)		10,000,000	10,100,000
5.125% 05/15/16 (d)		46,000,000	49,910,000
U.S. Treasury STRIPS
(e) 11/15/08 (d)		7,000,000	6,796,482
(e) 05/15/23 (d)		4,550,000	2,256,891
(e) 11/15/13 (d) P.O.		2,250,000	1,819,633
U.S. Government Obligations Total			319,687,583
Total Government & Agency Obligations (Cost of $922,401,375)			959,790,185
Corporate Fixed-Income Bonds & Notes – 35.6%
Basic Materials – 2.8%
Chemicals – 1.3%
Agricultural Chemicals – 0.2%
Mosaic Co.
7.625% 12/01/16 (b)		3,055,000	3,268,850
			3,268,850
Chemicals-Diversified – 0.9%
EquiStar Chemicals LP
10.625% 05/01/11		1,137,000	1,188,165
Huntsman International LLC
6.875% 11/15/13 (b)	EUR	1,165,000	1,734,164
7.875% 11/15/14		2,775,000	2,976,187
Ineos Group Holdings PLC
8.500% 02/15/16 (b)		2,435,000	2,191,500
Lyondell Chemical Co.
8.000% 09/15/14		1,455,000	1,647,788
8.250% 09/15/16		2,210,000	2,591,225
6.875% 06/15/17		2,000,000	2,270,000
NOVA Chemicals Corp.
6.500% 01/15/12		2,530,000	2,371,875
			16,970,904
Chemicals-Specialty – 0.2%
Chemtura Corp.
6.875% 06/01/16		2,560,000	2,355,200

	Par ($)	Value ($)
MacDermid, Inc.
9.500% 04/15/17 (b)	1,730,000	1,569,975
		3,925,175
Chemicals Total		24,164,929
Forest Products & Paper – 0.5%
Paper & Related Products – 0.5%
Abitibi-Consolidated, Inc.
8.375% 04/01/15	2,640,000	1,993,200
Domtar Corp.
7.125% 08/15/15	2,385,000	2,301,525
Georgia-Pacific Corp.
8.000% 01/15/24	2,880,000	2,714,400
NewPage Corp.
12.000% 05/01/13	1,305,000	1,363,725
10.000% 05/01/12	1,335,000	1,361,700
		9,734,550
Forest Products & Paper Total		9,734,550
Metals & Mining – 1.0%
Diversified Minerals – 0.2%
FMG Finance Ltd.
10.625% 09/01/16 (b)	3,670,000	4,220,500
		4,220,500
Metal-Diversified – 0.3%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	5,325,000	5,751,000
		5,751,000
Mining Services – 0.1%
Noranda Aluminium Holding Corp.
PIK, 10.488% 11/15/14 (b)(c)	2,025,000	1,756,687
		1,756,687
Non-Ferrous Metals – 0.4%
Codelco, Inc.
5.500% 10/15/13	6,000,000	6,127,476
		6,127,476
Metals & Mining Total		17,855,663
Basic Materials Total		51,755,142
Communications – 6.7%
Media – 3.0%
Broadcast Services/Programs – 0.2%
Clear Channel Communications, Inc.
4.900% 05/15/15	1,700,000	1,286,377
5.500% 12/15/16	2,785,000	2,105,911
		3,392,288

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Cable TV – 1.1%
Atlantic Broadband Finance LLC
9.375% 01/15/14	2,165,000	2,013,450
Cablevision Systems Corp.
8.000% 04/15/12	2,049,000	1,951,672
Charter Communications Holdings I LLC
9.920% 04/01/14	2,855,000	1,820,063
11.000% 10/01/15	1,485,000	1,291,950
CSC Holdings, Inc.
7.625% 04/01/11	3,725,000	3,650,500
7.625% 07/15/18	1,852,000	1,685,320
DirecTV Holdings LLC
6.375% 06/15/15	2,785,000	2,694,487
EchoStar DBS Corp.
6.625% 10/01/14	3,840,000	3,888,000
Insight Midwest LP
9.750% 10/01/09	865,000	865,000
		19,860,442
Multimedia – 0.4%
CanWest MediaWorks LP
9.250% 08/01/15 (b)	2,715,000	2,640,337
Lamar Media Corp.
6.625% 08/15/15	2,595,000	2,465,250
Quebecor Media, Inc.
7.750% 03/15/16	2,635,000	2,457,138
7.750% 03/15/16 (b)	830,000	773,975
		8,336,700
Publishing-Books – 0.2%
TL Acquisitions, Inc.
10.500% 01/15/15 (b)	3,505,000	3,417,375
		3,417,375
Publishing-Periodicals – 0.7%
Dex Media, Inc.
(f) 11/15/13 (9.000% 11/15/08)	1,775,000	1,628,562
Idearc, Inc.
8.000% 11/15/16	2,865,000	2,678,775
Penton Media, Inc.
9.984% 02/01/14 (g)	1,000,000	880,000
R.H. Donnelley Corp.
8.875% 01/15/16	2,030,000	1,918,350
8.875% 10/15/17 (b)	3,910,000	3,685,175
Reader's Digest Association, Inc.
9.000% 02/15/17 (b)	2,290,000	1,877,800
		12,668,662
Radio – 0.1%
CMP Susquehanna Corp.
9.875% 05/15/14	2,185,000	1,835,400
		1,835,400

	Par ($)	Value ($)
Television – 0.3%
Local TV Finance LLC
PIK, 9.250% 06/15/15 (b)	2,145,000	2,032,388
Univision Communications, Inc.
PIK, 9.750% 03/15/15 (b)	4,795,000	4,459,350
		6,491,738
Media Total		56,002,605
Telecommunication Services – 3.7%
Cellular Telecommunications – 1.5%
Alltel Wireless
7.593% 05/15/15 (b)(g)	1,000,000	957,083
Cricket Communications, Inc.
9.375% 11/01/14	4,015,000	3,733,950
Digicel Group Ltd.
PIK, 9.125% 01/15/15 (b)	4,002,000	3,578,368
Dobson Cellular Systems, Inc.
8.375% 11/01/11	2,470,000	2,649,075
9.875% 11/01/12	2,550,000	2,785,875
MetroPCS Wireless, Inc.
9.250% 11/01/14	3,805,000	3,605,237
Orascom Telecom Finance SCA
7.875% 02/08/14 (b)	1,150,000	1,058,000
Rural Cellular Corp.
8.621% 06/01/13 (b)(c)	2,100,000	2,131,500
10.661% 11/01/12 (c)	1,845,000	1,881,900
US Unwired, Inc.
10.000% 06/15/12	2,540,000	2,713,446
Wind Acquisition Financial SA
PIK, 12.459% 12/21/11 (g)	3,329,070	3,253,466
		28,347,900
Satellite Telecommunications – 0.6%
Inmarsat Finance II PLC
(f) 11/15/12 (10.375% 11/15/08)	2,855,000	2,747,938
Intelsat Bermuda, Ltd.
11.250% 06/15/16	3,960,000	4,098,600
Intelsat Intermediate Holdings Co., Ltd.
(f) 02/01/15 (9.250% 02/01/10)	1,975,000	1,619,500
PanAmSat Corp.
9.000% 08/15/14	1,456,000	1,477,840
		9,943,878
Telecommunication Equipment – 0.1%
Lucent Technologies, Inc.
6.450% 03/15/29	3,080,000	2,479,400
		2,479,400

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)(a)		Value ($)
Telecommunication Services – 0.5%
Nordic Telephone Co. Holdings ApS
8.250% 05/01/16 (b)		1,285,000	1,908,090
8.875% 05/01/16 (b)		615,000	624,225
Syniverse Technologies, Inc.
7.750% 08/15/13		1,570,000	1,515,050
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14		2,585,000	2,643,163
West Corp.
11.000% 10/15/16		2,680,000	2,680,000
			9,370,528
Telephone-Integrated – 1.0%
Cincinnati Bell, Inc.
7.000% 02/15/15		2,615,000	2,464,637
Citizens Communications Co.
7.875% 01/15/27		3,585,000	3,441,600
Qwest Communications International, Inc.
7.500% 02/15/14		1,485,000	1,473,863
Qwest Corp.
7.500% 10/01/14		1,340,000	1,356,750
7.500% 06/15/23		3,585,000	3,405,750
8.875% 03/15/12		2,775,000	2,979,656
Virgin Media Finance PLC
8.750% 04/15/14	EUR	435,000	432,825
Windstream Corp.
8.625% 08/01/16		3,200,000	3,320,000
			18,875,081
Telecommunication Services Total			69,016,787
Communications Total			125,019,392
Consumer Cyclical – 5.3%
Apparel – 0.5%
Apparel Manufacturers – 0.5%
Broder Brothers Co.
11.250% 10/15/10		1,630,000	1,304,000
Hanesbrands, Inc.
8.784% 12/15/14 (c)		1,465,000	1,443,025
Levi Strauss & Co.
9.750% 01/15/15		3,950,000	3,964,812
Phillips-Van Heusen Corp.
8.125% 05/01/13		1,140,000	1,162,800
7.250% 02/15/11		1,620,000	1,620,000
			9,494,637
Apparel Total			9,494,637

	Par ($)(a)		Value ($)
Auto Manufacturers – 0.4%
Auto-Cars/Light Trucks – 0.4%
Ford Motor Co.
7.450% 07/16/31		3,445,000	2,600,975
General Motors Corp.
8.375% 07/15/33		7,120,000	5,909,600
			8,510,575
Auto Manufacturers Total			8,510,575
Auto Parts & Equipment – 0.6%
Auto/Truck Parts & Equipment-Original – 0.3%
ArvinMeritor, Inc.
8.125% 09/15/15		1,880,000	1,645,000
Hayes Lemmerz Finance Luxembourg SA
8.250% 06/15/15 (b)	EUR	2,050,000	2,759,125
TRW Automotive, Inc.
7.000% 03/15/14 (b)		1,995,000	1,865,325
			6,269,450
Auto/Truck Parts & Equipment-Replacement – 0.1%
Commercial Vehicle Group, Inc.
8.000% 07/01/13		2,380,000	2,142,000
			2,142,000
Rubber-Tires – 0.2%
Goodyear Tire & Rubber Co.
8.625% 12/01/11		560,000	585,200
9.000% 07/01/15		1,970,000	2,098,050
			2,683,250
Auto Parts & Equipment Total			11,094,700
Distribution/Wholesale – 0.1%
Buhrmann U.S., Inc.
7.875% 03/01/15		1,315,000	1,239,388
Distribution/Wholesale Total			1,239,388
Entertainment – 0.6%
Gambling (Non-Hotel) – 0.2%
Mashantucket Western Pequot Tribe
8.500% 11/15/15 (b)		4,115,000	4,115,000
			4,115,000
Music – 0.3%
Steinway Musical Instruments, Inc.
7.000% 03/01/14 (b)		2,355,000	2,143,050
WMG Acquisition Corp.
7.375% 04/15/14		2,465,000	2,067,519
WMG Holdings Corp.
(f) 12/15/14 (9.500% 12/15/09)		2,280,000	1,584,600
			5,795,169

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Resorts/Theme Parks – 0.1%
Six Flags, Inc.
9.625% 06/01/14	2,550,000	1,848,750
		1,848,750
Entertainment Total		11,758,919
Home Builders – 0.2%
Building-Residential/Commercial – 0.2%
K. Hovnanian Enterprises, Inc.
6.375% 12/15/14	1,395,000	976,500
8.875% 04/01/12	1,130,000	655,400
KB Home
5.875% 01/15/15	1,830,000	1,578,375
		3,210,275
Home Builders Total		3,210,275
Home Furnishings – 0.2%
Sealy Mattress Co.
8.250% 06/15/14	2,170,000	2,132,025
Simmons Co.
10.650% 02/15/12 (g)	2,300,000	2,077,666
Home Furnishings Total		4,209,691
Leisure Time – 0.2%
Cruise Lines – 0.1%
Royal Caribbean Cruises Ltd.
7.000% 06/15/13	3,090,000	3,073,892
		3,073,892
Recreational Centers – 0.1%
Town Sports International, Inc.
(f) 02/01/14 (11.000% 02/01/09)	1,703,000	1,600,820
		1,600,820
Leisure Time Total		4,674,712
Lodging – 1.3%
Casino Hotels – 1.3%
Buffalo Thunder Development Authority
9.375% 12/15/14 (b)	1,150,000	1,035,000
Galaxy Entertainment Finance Co., Ltd.
9.875% 12/15/12 (b)	3,360,000	3,528,000
Greektown Holdings LLC
10.750% 12/01/13 (b)	3,340,000	3,256,500
Harrah's Operating Co., Inc.
5.625% 06/01/15	5,030,000	3,747,350
Jacobs Entertainment, Inc.
9.750% 06/15/14	2,165,000	2,121,700
Majestic Star LLC
9.750% 01/15/11	2,740,000	2,164,600

	Par ($)	Value ($)
MGM Mirage
7.500% 06/01/16	3,500,000	3,438,750
Pinnacle Entertainment, Inc.
7.500% 06/15/15 (b)	2,100,000	1,942,500
Snoqualmie Entertainment Authority
9.063% 02/01/14 (b)(c)	375,000	358,125
9.125% 02/01/15 (b)	375,000	360,937
Station Casinos, Inc.
6.625% 03/15/18	3,040,000	2,302,800
Lodging Total		24,256,262
Retail – 1.1%
Retail-Arts & Crafts – 0.1%
Michaels Stores, Inc.
11.375% 11/01/16	1,730,000	1,647,825
		1,647,825
Retail-Automobiles – 0.4%
Asbury Automotive Group, Inc.
8.000% 03/15/14	2,235,000	2,145,600
7.625% 03/15/17	800,000	724,000
AutoNation, Inc.
7.243% 04/15/13 (c)	450,000	423,000
7.000% 04/15/14	1,245,000	1,176,525
KAR Holdings, Inc.
10.000% 05/01/15 (b)	2,130,000	1,932,975
United Auto Group, Inc.
7.750% 12/15/16	1,915,000	1,819,250
		8,221,350
Retail-Discount – 0.1%
Dollar General Corp.
11.875% 07/15/17 (b)	1,885,000	1,508,000
		1,508,000
Retail-Drug Stores – 0.2%
Rite Aid Corp.
9.375% 12/15/15 (b)	3,295,000	2,850,175
		2,850,175
Retail-Propane Distributors – 0.1%
AmeriGas Partners LP
7.125% 05/20/16	2,315,000	2,222,400
		2,222,400
Retail-Restaurants – 0.2%
Dave & Buster's, Inc.
11.250% 03/15/14	1,500,000	1,425,000
Landry's Restaurants, Inc.
9.500% 12/15/14	2,020,000	1,989,700
		3,414,700
Retail Total		19,864,450

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Textiles – 0.1%
Textile-Products – 0.1%
INVISTA
9.250% 05/01/12 (b)	1,750,000	1,785,000
Textiles Total		1,785,000
Consumer Cyclical Total		100,098,609
Consumer Non-Cyclical – 4.6%
Agriculture – 0.1%
Tobacco – 0.1%
Reynolds American, Inc.
7.625% 06/01/16	2,030,000	2,216,175
Agriculture Total		2,216,175
Beverages – 0.2%
Beverages-Non-Alcoholic – 0.1%
Cott Beverages, Inc.
8.000% 12/15/11	1,760,000	1,610,400
		1,610,400
Beverages-Wine/Spirits – 0.1%
Constellation Brands, Inc.
8.125% 01/15/12	1,525,000	1,517,375
		1,517,375
Beverages Total		3,127,775
Biotechnology – 0.1%
Medical-Biomedical/Gene – 0.1%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	2,320,000	2,331,600
Biotechnology Total		2,331,600
Commercial Services – 1.6%
Commercial Services – 0.1%
Iron Mountain, Inc.
7.750% 01/15/15	2,270,000	2,281,350
		2,281,350
Commercial Services-Finance – 0.1%
ACE Cash Express, Inc.
10.250% 10/01/14 (b)	1,550,000	1,538,375
		1,538,375
Funeral Services & Related Items – 0.1%
Service Corp. International
6.750% 04/01/16	1,675,000	1,582,875
7.375% 10/01/14	290,000	287,100
		1,869,975

	Par ($)	Value ($)
Non-Profit Charity – 0.2%
Seminole Indian Tribe of Florida
7.804% 10/01/20 (b)	3,215,000	3,349,644
		3,349,644
Printing-Commercial – 0.2%
Quebecor World Capital Corp.
8.750% 03/15/16 (b)	3,705,000	2,788,013
Quebecor World, Inc.
9.750% 01/15/15 (b)	1,090,000	866,550
		3,654,563
Private Corrections – 0.3%
Corrections Corp. of America
6.250% 03/15/13	2,355,000	2,325,562
GEO Group, Inc.
8.250% 07/15/13	2,865,000	2,865,000
		5,190,562
Rental Auto/Equipment – 0.6%
Ashtead Capital, Inc.
9.000% 08/15/16 (b)	740,000	651,200
Ashtead Holdings PLC
8.625% 08/01/15 (b)	2,805,000	2,440,350
Hertz Corp.
8.875% 01/01/14	2,055,000	2,055,000
Rental Service Corp.
9.500% 12/01/14	3,380,000	3,134,950
United Rentals North America, Inc.
6.500% 02/15/12	2,580,000	2,457,450
7.750% 11/15/13	765,000	699,975
		11,438,925
Commercial Services Total		29,323,394
Cosmetics/Personal Care – 0.2%
Cosmetics & Toiletries – 0.2%
DEL Laboratories, Inc.
8.000% 02/01/12	1,975,000	1,960,188
Elizabeth Arden, Inc.
7.750% 01/15/14	2,390,000	2,336,225
		4,296,413
Cosmetics/Personal Care Total		4,296,413
Food – 0.5%
Food-Dairy Products – 0.1%
Dean Foods Co.
7.000% 06/01/16	1,765,000	1,562,025
		1,562,025
Food-Meat Products – 0.1%
Smithfield Foods, Inc.
7.750% 07/01/17	2,360,000	2,289,200
		2,289,200

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Food-Miscellaneous/Diversified – 0.3%
Dole Food Co., Inc.
8.625% 05/01/09	2,192,000	2,148,160
Pinnacle Foods Finance LLC
9.250% 04/01/15 (b)	2,360,000	2,135,800
Reddy Ice Holdings, Inc.
(f) 11/01/12 (10.500% 11/01/08)	1,875,000	1,781,250
		6,065,210
Food Total		9,916,435
Healthcare Services – 0.9%
Dialysis Centers – 0.1%
DaVita, Inc.
7.250% 03/15/15	2,770,000	2,693,825
		2,693,825
Medical-Hospitals – 0.7%
Community Health Systems, Inc.
8.875% 07/15/15	2,760,000	2,787,600
HCA, Inc.
9.250% 11/15/16	2,655,000	2,747,925
PIK,
9.625% 11/15/16	3,195,000	3,322,800
Tenet Healthcare Corp.
9.875% 07/01/14	3,900,000	3,675,750
		12,534,075
Physician Practice Management – 0.1%
US Oncology Holdings, Inc.
PIK, 10.759% 03/15/12	1,660,000	1,402,700
		1,402,700
Healthcare Services Total		16,630,600
Household Products/Wares – 0.5%
Consumer Products-Miscellaneous – 0.5%
American Greetings Corp.
7.375% 06/01/16	2,365,000	2,270,400
Amscan Holdings, Inc.
8.750% 05/01/14	2,600,000	2,392,000
Jarden Corp.
7.500% 05/01/17	2,565,000	2,308,500
Jostens IH Corp.
7.625% 10/01/12	2,075,000	2,075,000
Household Products/Wares Total		9,045,900
Pharmaceuticals – 0.5%
Medical-Drugs – 0.3%
Elan Finance PLC
8.875% 12/01/13	4,060,000	4,060,000

	Par ($)	Value ($)
Warner Chilcott Corp.
8.750% 02/01/15	2,475,000	2,549,250
		6,609,250
Pharmacy Services – 0.1%
Omnicare, Inc.
6.750% 12/15/13	2,290,000	2,106,800
		2,106,800
Vitamins & Nutrition Products – 0.1%
NBTY, Inc.
7.125% 10/01/15	1,520,000	1,489,600
		1,489,600
Pharmaceuticals Total		10,205,650
Consumer Non-Cyclical Total		87,093,942
Energy – 4.0%
Coal – 0.3%
Arch Western Finance LLC
6.750% 07/01/13	2,525,000	2,442,938
Massey Energy Co.
6.875% 12/15/13	2,775,000	2,622,375
Peabody Energy Corp.
7.375% 11/01/16	1,060,000	1,086,500
Coal Total		6,151,813
Energy-Alternate Sources – 0.1%
VeraSun Energy Corp.
9.375% 06/01/17 (b)	2,045,000	1,676,900
Energy-Alternate Sources Total		1,676,900
Oil & Gas – 2.2%
Oil & Gas Drilling – 0.1%
Pride International, Inc.
7.375% 07/15/14	1,530,000	1,568,250
		1,568,250
Oil Companies-Exploration & Production – 1.5%
Chesapeake Energy Corp.
7.500% 06/15/14	2,195,000	2,244,387
6.375% 06/15/15	1,545,000	1,483,200
Cimarex Energy Co.
7.125% 05/01/17	1,870,000	1,832,600
Compton Petroleum Corp.
7.625% 12/01/13	2,230,000	2,085,050
Energy XXI Gulf Coast, Inc.
10.000% 06/15/13	1,145,000	1,087,750
Forest Oil Corp.
8.000% 12/15/11	1,300,000	1,345,500
KCS Energy, Inc.
7.125% 04/01/12	2,095,000	2,016,438

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Newfield Exploration Co.
6.625% 04/15/16	1,575,000	1,543,500
OPTI Canada, Inc.
8.250% 12/15/14 (b)	2,335,000	2,299,975
PEMEX Finance Ltd.
9.150% 11/15/18	2,485,000	2,982,000
10.610% 08/15/17	1,650,000	2,079,000
PetroHawk Energy Corp.
9.125% 07/15/13	1,425,000	1,496,250
Quicksilver Resources, Inc.
7.125% 04/01/16	1,940,000	1,872,100
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832% 09/30/16 (b)	4,200,000	4,325,118
XTO Energy, Inc.
7.500% 04/15/12	340,000	377,400
		29,070,268
Oil Refining & Marketing – 0.3%
Petroplus Finance Ltd.
6.750% 05/01/14 (b)	380,000	353,400
7.000% 05/01/17 (b)	380,000	349,600
Tesoro Corp.
6.625% 11/01/15	2,050,000	2,029,500
United Refining Co.
10.500% 08/15/12	2,215,000	2,259,300
		4,991,800
Oil-Field Services – 0.3%
Gazprom International SA
7.201% 02/01/20	5,270,739	5,376,154
		5,376,154
Oil & Gas Total		41,006,472
Oil & Gas Services – 0.1%
Seismic Data Collection – 0.1%
Seitel, Inc.
9.750% 02/15/14	1,125,000	973,125
		973,125
Oil & Gas Services Total		973,125
Oil, Gas & Consumable Fuels – 0.4%
Oil Companies-Exploration & Production – 0.2%
Pemex Project Funding Master Trust
5.750% 03/01/18 (b)	3,570,000	3,594,904
		3,594,904
Oil Company-Integrated – 0.2%
Petrobras International Finance Co.
6.125% 10/06/16	4,450,000	4,616,875
		4,616,875
Oil, Gas & Consumable Fuels Total		8,211,779

	Par ($)(a)		Value ($)
Pipelines – 0.9%
Atlas Pipeline Partners LP
8.125% 12/15/15		1,700,000	1,666,000
Colorado Interstate Gas Co.
6.800% 11/15/15		790,000	836,184
Dynegy Holdings, Inc.
7.750% 06/01/19		1,660,000	1,494,000
El Paso Corp.
6.875% 06/15/14		2,705,000	2,712,934
MarkWest Energy Partners LP
6.875% 11/01/14		1,885,000	1,776,613
8.500% 07/15/16		845,000	847,113
Williams Companies, Inc.
6.375% 10/01/10 (b)		4,670,000	4,734,212
7.750% 06/15/31		1,460,000	1,613,300
8.125% 03/15/12		1,125,000	1,226,250
Pipelines Total			16,906,606
Energy Total			74,926,695
Financials – 4.9%
Banks – 0.1%
Commercial Banks-Southern US – 0.0%
First Union National Bank
5.800% 12/01/08		382,000	385,686
			385,686
Super-Regional Banks-US – 0.1%
Bank One Corp.
6.000% 08/01/08		623,000	625,737
			625,737
Banks Total			1,011,423
Commercial Banks – 1.3%
Commercial Banks-Eastern US – 0.1%
Rabobank Nederland NV/NY
8.050% 08/18/16 (c)		2,000,000	2,000,000
			2,000,000
Commercial Banks-Non US – 0.3%
Dexia Municipal Agency
5.805% 02/23/16		5,000,000	5,248,650
			5,248,650
Special Purpose Banks – 0.9%
Instituto de Credito Oficial
0.800% 09/28/09	JPY	1,380,000,000	12,395,521
Kreditanstalt fuer Wiederaufbau
4.580% 04/06/16 (c)		5,033,000	4,987,200
			17,382,721
Commercial Banks Total			24,631,371

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Diversified Financial Services – 2.6%
Finance-Auto Loans – 0.8%
AmeriCredit Corp.
8.500% 07/01/15 (b)	145,000	102,950
Ford Motor Credit Co.
7.800% 06/01/12 (h)	4,245,000	3,783,250
8.000% 12/15/16	2,465,000	2,156,749
General Motors Acceptance Corp.
6.875% 09/15/11	4,505,000	3,936,028
8.000% 11/01/31	5,975,000	5,069,566
		15,048,543
Finance-Consumer Loans – 0.3%
SLM Corp.
6.500% 06/15/10	7,865,000	5,401,550
		5,401,550
Finance-Investment Banker/Broker – 0.1%
LaBranche & Co., Inc.
11.000% 05/15/12	2,095,000	2,068,812
		2,068,812
Investment Management/Advisor Service – 0.5%
LVB Acquisition Merger Sub, Inc.
11.625% 10/15/17 (b)	1,865,000	1,839,356
PIK,
10.375% 10/15/17 (b)	4,310,000	4,288,450
Nuveen Investments, Inc.
10.500% 11/15/15 (b)	3,660,000	3,614,250
		9,742,056
Special Purpose Entity – 0.9%
CDX North America High Yield
8.750% 12/29/12 (b)	2,000,000	1,967,500
Goldman Sachs Capital II
5.793% 12/29/49	3,030,000	2,706,763
Hellas Telecommunications Luxembourg II
10.993% 01/15/15 (b)(c)	1,385,000	1,322,675
Prudential Funding LLC
6.600% 05/15/08 (b)	388,000	389,291
Transneft
5.670% 03/05/14 (b)	8,870,000	8,861,281
Tropicana Entertainment LLC
9.625% 12/15/14	2,425,000	1,685,375
		16,932,885
Diversified Financial Services Total		49,193,846
Insurance – 0.4%
Insurance Brokers – 0.1%
HUB International Holdings, Inc.
10.250% 06/15/15 (b)	2,205,000	1,890,788
USI Holdings Corp.
9.750% 05/15/15 (b)	1,485,000	1,239,975
		3,130,763

	Par ($)	Value ($)
Property/Casualty Insurance – 0.3%
Asurion Corp.
11.378% 07/02/15	669,526	651,742
11.188% 07/02/15	915,474	891,157
Crum & Forster Holdings Corp.
7.750% 05/01/17	3,665,000	3,555,050
		5,097,949
Insurance Total		8,228,712
Real Estate – 0.1%
Real Estate Management/Services – 0.1%
Realogy Corp.
10.500% 04/15/14 (b)	1,550,000	1,166,375
12.375% 04/15/15 (b)	1,095,000	717,225
		1,883,600
Real Estate Total		1,883,600
Real Estate Investment Trusts (REITs) – 0.3%
REITS-Hotels – 0.2%
Host Marriott LP
6.750% 06/01/16	2,955,000	2,932,838
		2,932,838
REITS-Regional Malls – 0.1%
Rouse Co. LP/TRC Co-Issuer, Inc.
6.750% 05/01/13 (b)	2,275,000	2,122,238
		2,122,238
Real Estate Investment Trusts (REITs) Total		5,055,076
Savings & Loans – 0.1%
Savings & Loans/Thrifts-Western US – 0.1%
Washington Mutual Preferred Funding
9.750% 10/29/49 (b)	3,000,000	2,400,000
		2,400,000
Savings & Loans Total		2,400,000
Financials Total		92,404,028
Industrials – 4.2%
Aerospace & Defense – 0.3%
Aerospace/Defense-Equipment – 0.1%
DRS Technologies, Inc.
6.875% 11/01/13	2,310,000	2,281,125
		2,281,125
Electronics-Military – 0.2%
L-3 Communications Corp.
6.375% 10/15/15	2,365,000	2,341,350
		2,341,350
Aerospace & Defense Total		4,622,475

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Building Materials – 0.1%
Building & Construction Products-Miscellaneous – 0.1%
NTK Holdings, Inc.
(f) 03/01/14 (10.750% 09/01/09)	1,915,000	1,129,850
		1,129,850
Building Materials Total		1,129,850
Electrical Components & Equipment – 0.2%
Wire & Cable Products – 0.2%
Belden, Inc.
7.000% 03/15/17	2,580,000	2,534,850
General Cable Corp.
7.606% 04/01/15 (c)	860,000	829,900
7.125% 04/01/17	860,000	847,100
		4,211,850
Electrical Components & Equipment Total		4,211,850
Electronics – 0.1%
Electronic Components-Miscellaneous – 0.1%
NXP BV/NXP Funding LLC
9.500% 10/15/15	2,025,000	1,842,750
		1,842,750
Electronics Total		1,842,750
Engineering & Construction – 0.1%
Building & Construction-Miscellaneous – 0.1%
Esco Corp.
8.625% 12/15/13 (b)	1,515,000	1,522,575
		1,522,575
Engineering & Construction Total		1,522,575
Environmental Control – 0.4%
Non-Hazardous Waste Disposal – 0.3%
Allied Waste North America, Inc.
7.125% 05/15/16	720,000	718,200
7.875% 04/15/13	4,255,000	4,372,012
		5,090,212
Recycling – 0.1%
Aleris International, Inc.
10.000% 12/15/16	2,180,000	1,831,200
PIK,
9.000% 12/15/14	1,525,000	1,311,500
		3,142,700
Environmental Control Total		8,232,912

	Par ($)	Value ($)
Hand/Machine Tools – 0.1%
Machinery-Electrical – 0.1%
Baldor Electric Co.
8.625% 02/15/17	1,415,000	1,450,375
		1,450,375
Hand/Machine Tools Total		1,450,375
Machinery-Construction & Mining – 0.2%
Terex Corp.
8.000% 11/15/17	2,975,000	2,989,875
Machinery-Construction & Mining Total		2,989,875
Machinery-Diversified – 0.2%
Machinery-General Industry – 0.1%
Manitowoc Co., Inc.
7.125% 11/01/13	2,490,000	2,458,875
		2,458,875
Machinery-Material Handling – 0.1%
Columbus McKinnon Corp.
8.875% 11/01/13	1,760,000	1,812,800
		1,812,800
Machinery-Diversified Total		4,271,675
Metal Fabricate/Hardware – 0.1%
Metal Processors & Fabrication – 0.1%
TriMas Corp.
9.875% 06/15/12	1,941,000	1,911,885
		1,911,885
Metal Fabricate/Hardware Total		1,911,885
Miscellaneous Manufacturing – 0.6%
Diversified Manufacturing Operators – 0.5%
Bombardier, Inc.
6.300% 05/01/14 (b)	3,915,000	3,836,700
J.B. Poindexter & Co.
8.750% 03/15/14	1,585,000	1,315,550
Koppers Holdings, Inc.
(f) 11/15/14
(9.875% 11/15/09)	2,305,000	1,959,250
Trinity Industries, Inc.
6.500% 03/15/14	3,140,000	3,077,200
		10,188,700
Miscellaneous Manufacturing – 0.1%
American Railcar Industries, Inc.
7.500% 03/01/14	1,990,000	1,890,500
		1,890,500
Miscellaneous Manufacturing Total		12,079,200

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Packaging & Containers – 0.9%
Containers-Metal/Glass – 0.6%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	3,440,000	3,508,800
Owens-Brockway Glass Container, Inc.
6.750% 12/01/14	660,000	655,050
8.250% 05/15/13	3,940,000	4,077,900
Owens-Illinois, Inc.
7.500% 05/15/10	2,180,000	2,190,900
		10,432,650
Containers-Paper/Plastic – 0.3%
Berry Plastics Holding Corp.
10.250% 03/01/16	2,090,000	1,849,650
Jefferson Smurfit Corp.
8.250% 10/01/12	3,120,000	3,088,800
Solo Cup Co.
8.500% 02/15/14	1,875,000	1,621,875
		6,560,325
Packaging & Containers Total		16,992,975
Transportation – 0.9%
Transportation-Marine – 0.4%
Navios Maritime Holdings, Inc.
9.500% 12/15/14	2,340,000	2,404,350
Ship Finance International Ltd.
8.500% 12/15/13	2,400,000	2,439,000
Stena AB
7.500% 11/01/13	3,070,000	3,016,275
		7,859,625
Transportation-Railroad – 0.2%
TFM SA de CV
9.375% 05/01/12	2,525,000	2,663,875
		2,663,875
Transportation-Services – 0.2%
CHC Helicopter Corp.
7.375% 05/01/14	2,785,000	2,645,750
PHI, Inc.
7.125% 04/15/13	1,910,000	1,852,700
		4,498,450
Transportation-Trucks – 0.1%
QDI LLC
9.000% 11/15/10	1,700,000	1,564,000
		1,564,000
Transportation Total		16,585,950
Industrials Total		77,844,347

	Par ($)	Value ($)
Technology – 1.1%
Computers – 0.5%
Computer Services – 0.5%
Ceridian Corp.
PIK, 12.250% 11/15/15 (b)	2,345,000	2,216,025
First Data Corp.
7.960% 09/24/14 (b)(g)	2,000,000	1,903,500
7.960% 09/24/14	1,000,000	946,125
Sungard Data Systems, Inc.
9.125% 08/15/13	3,515,000	3,576,513
		8,642,163
Computers Total		8,642,163
Semiconductors – 0.5%
Electronic Components-Semiconductors – 0.5%
Flextronics
7.394% 10/01/14 (b)(g)	2,188,776	2,136,109
7.395% 10/01/14 (b)(g)	141,582	138,175
7.455% 10/01/14 (b)(g)	669,643	653,530
Freescale Semiconductor, Inc.
10.125% 12/15/16	4,175,000	3,580,062
PIK, 9.125% 12/15/14	3,080,000	2,687,300
		9,195,176
Semiconductors Total		9,195,176
Software – 0.1%
Transactional Software – 0.1%
Open Solutions, Inc.
9.750% 02/01/15 (b)	2,460,000	2,287,800
		2,287,800
Software Total		2,287,800
Technology Total		20,125,139
Utilities – 2.0%
Electric – 1.9%
Electric-Generation – 0.7%
AES Corp.
7.750% 03/01/14	3,675,000	3,610,687
8.000% 10/15/17 (b)	1,445,000	1,437,775
Edison Mission Energy
7.000% 05/15/17	4,170,000	3,992,775
Intergen NV
9.000% 06/30/17 (b)	4,410,000	4,630,500
		13,671,737

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Electric-Integrated – 0.6%
CMS Energy Corp.
6.875% 12/15/15	1,460,000	1,456,137
Energy Future Holdings Corp.
10.875% 11/01/17 (b)	3,225,000	3,160,500
Mirant Mid Atlantic LLC
8.625% 06/30/12	401,639	423,729
Texas Competitive Electric Holdings Co.
10.500% 11/01/16	6,445,000	6,074,412
		11,114,778
Independent Power Producer – 0.6%
Dynegy Holdings, Inc.
7.125% 05/15/18	3,470,000	2,992,875
Mirant North America LLC
7.375% 12/31/13	2,830,000	2,837,075
NRG Energy, Inc.
7.250% 02/01/14	1,460,000	1,427,150
7.375% 02/01/16	1,595,000	1,563,100
7.375% 01/15/17	1,555,000	1,520,013
		10,340,213
Electric Total		35,126,728
Independent Power Producers – 0.1%
NSG Holdings LLC/NSG Holdings, Inc.
7.750% 12/15/25 (b)	1,685,000	1,663,938
Independent Power Producers Total		1,663,938
Utilities Total		36,790,666
Total Corporate Fixed-Income Bonds & Notes (Cost of $664,495,067)		666,057,960
Mortgage-Backed Securities – 4.9%
Federal Home Loan Mortgage Corp.
5.000% 05/01/21	16,965,735	16,955,530
7.500% 03/01/16	1,178	1,212
8.000% 06/01/09	108	110
8.000% 08/01/09	720	735
8.000% 05/01/10	1,625	1,673
8.000% 05/01/16	3,101	3,142
8.500% 04/01/08	5	5
8.500% 10/01/08	34	34
8.500% 05/01/09	613	619
8.500% 01/01/10	671	695
8.500% 07/01/10	159	160
9.000% 06/01/08	372	374
9.000% 07/01/09	1,084	1,119
9.000% 12/01/18	2,226	2,336
9.000% 01/01/22	21,035	22,734

	Par ($)	Value ($)
9.250% 08/01/08	715	724
9.250% 10/01/14	563	581
9.250% 05/01/16	50,265	54,410
9.500% 11/01/08	1,261	1,280
9.500% 02/01/10	2,197	2,230
9.500% 08/01/16	701	761
9.750% 12/01/08	759	774
9.750% 09/01/16	1,868	2,056
10.000% 07/01/09	6,390	6,674
10.000% 11/01/16	23,673	23,772
10.000% 10/01/19	6,643	7,086
10.000% 11/01/19	5,119	5,888
10.500% 01/01/20	5,580	6,470
10.750% 05/01/10	23,114	24,876
10.750% 07/01/11	15,070	16,220
10.750% 08/01/11	4,222	4,438
10.750% 09/01/13	2,949	3,099
11.250% 10/01/10	10,728	11,295
11.250% 08/01/13	2,303	2,431
11.250% 09/01/15	6,550	7,500
Federal National Mortgage Association
6.000% 02/01/37	15,391,377	15,645,757
6.500% 12/01/31	23,714	24,526
6.500% 05/01/32	32,664	33,771
6.500% 01/01/33	18,212	18,829
6.500% 05/01/33	81,622	84,417
6.500% 11/01/36	36,030,219	37,062,444
6.500% 11/01/37	20,000,000	20,570,905
7.500% 11/01/11	5,606	5,714
8.000% 12/01/08	255	255
8.000% 04/01/09	1,509	1,511
8.000% 07/01/09	565	570
8.500% 12/01/08	1	1
8.500% 06/01/09	819	828
8.500% 03/01/10	258	261
8.500% 10/01/10	1,219	1,222
8.500% 05/01/11	1,019	1,022
8.500% 02/01/15	334	340
8.500% 05/01/15	1,605	1,656
8.500% 06/01/15	2,601	2,670
8.500% 09/01/21	6,779	6,960
9.000% 11/01/08	367	372
9.000% 05/01/09	1,685	1,707
9.000% 08/01/09	1,961	1,979
9.000% 10/01/09	1,867	1,892
9.000% 04/01/10	549	550
9.000% 10/01/11	2,705	2,713
9.000% 05/01/12	5,868	6,125
9.000% 09/01/13	851	854
9.000% 07/01/14	731	733
9.000% 04/01/16	10,496	10,830
9.000% 12/01/16	952	976

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Mortgage-Backed Securities (continued)
	Par ($)	Value ($)
9.000% 05/01/17	13,068	13,877
9.000% 08/01/21	35,931	37,043
10.000% 11/01/13	29,134	31,905
10.000% 04/01/14	92,306	104,034
10.000% 03/01/16	2,617	2,758
10.500% 03/01/14	207	215
10.500% 07/01/14	20,770	21,811
10.500% 01/01/16	2,465	2,589
10.500% 03/01/16	123,420	141,931
Government National Mortgage Association
9.000% 08/15/08	519	525
9.000% 09/15/08	1,617	1,638
9.000% 10/15/08	2,461	2,492
9.000% 12/15/08	218	221
9.000% 03/15/09	5,299	5,436
9.000% 05/15/09	15,013	15,418
9.000% 06/15/09	22,774	23,361
9.000% 05/15/16	23,584	25,375
9.000% 06/15/16	22,591	24,307
9.000% 07/15/16	111,065	119,499
9.000% 08/15/16	43,448	46,747
9.000% 09/15/16	98,711	106,003
9.000% 10/15/16	12,983	13,969
9.000% 11/15/16	44,705	48,100
9.000% 12/15/16	34,117	36,708
9.000% 01/15/17	2,420	2,610
9.000% 02/15/17	5,946	6,412
9.000% 04/15/17	19,675	21,219
9.000% 07/15/17	28,251	30,467
9.000% 10/15/17	8,696	9,378
9.000% 12/15/17	11,959	12,850
9.500% 06/15/09	2,670	2,759
9.500% 07/15/09	29,715	30,693
9.500% 08/15/09	15,867	16,391
9.500% 09/15/09	20,944	21,636
9.500% 10/15/09	37,487	38,712
9.500% 11/15/09	21,286	21,987
9.500% 10/15/16	7,089	7,703
9.500% 08/15/17	7,207	7,860
9.500% 09/15/17	2,017	2,200
10.000% 11/15/09	15,222	15,929
10.000% 01/15/10	518	553
10.000% 12/15/10	438	468
10.000% 09/15/17	24,129	27,854
10.000% 11/15/17	3,475	4,011
10.000% 02/15/18	12,854	14,844
10.000% 08/15/18	275	318
10.000% 09/15/18	3,245	3,747
10.000% 11/15/18	9,067	10,472
10.000% 03/15/19	9,384	10,878
10.000% 06/15/19	2,555	2,962
10.000% 08/15/19	1,570	1,820
10.000% 11/15/20	1,587	1,844

	Par ($)	Value ($)
10.000% 09/15/21	30	35
10.500% 12/15/10	313	337
10.500% 10/15/15	5,457	6,273
10.500% 12/15/15	713	819
10.500% 01/15/16	3,217	3,723
10.500% 11/15/16	5,511	6,064
10.500% 10/15/17	8,638	10,029
10.500% 12/15/17	3,025	3,512
10.500% 01/15/18	5,156	6,001
10.500% 07/15/18	1,006	1,171
10.500% 12/15/18	990	1,152
10.500% 05/15/19	85	100
10.500% 06/15/19	1,739	2,032
10.500% 07/15/19	795	929
11.000% 09/15/15	50,126	57,753
11.000% 10/15/15	108,624	125,149
11.750% 08/15/13	6,560	7,566
12.000% 05/15/14	287	337
Total Mortgage-Backed Securities (Cost of $91,150,803)		92,052,954
Asset-Backed Securities – 1.3%
Advanta Business Card Master Trust 2005 Class A5,
4.800% 04/20/12 (c)	7,000,000	6,981,035
Chase Credit Card Master Trust
4.762% 02/15/11 (c)	8,000,000	7,992,919
Equity One ABS, Inc.
4.205% 04/25/34	5,050,000	4,980,382
First Plus Home Loan Trust
7.720% 05/10/24	4,365	4,273
Ford Credit Auto Owner Trust
3.540% 11/15/08	846,255	845,568
GMAC Mortgage Corp.
4.865% 09/25/34 (c)	4,130,000	4,066,923
Total Asset-Backed Securities (Cost of $25,017,097)		24,871,100
Municipal Bonds – 0.3%
California – 0.2%
CA Cabazon Band Mission Indians
13.000% 10/01/11 (i)	2,820,000	3,318,012
California Total		3,318,012
Virginia – 0.1%
VA Tobacco Settlement Financing Corp.
Series 2007 A1, 6.706% 06/01/46	2,475,000	2,277,322
Virginia Total		2,277,322
Total Municipal Bonds (Cost of $5,294,752)		5,595,334

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Convertible Bonds – 0.2%
	Par ($)(a)		Value ($)
Communications – 0.2%
Telecommunication Services – 0.2%
Telephone-Integrated – 0.2%
Virgin Media Finance PLC
8.750% 04/15/14	EUR	2,595,000	3,710,939
			3,710,939
Telecommunication Services Total			3,710,939
Communications Total			3,710,939
Total Convertible Bonds (Cost of $3,617,911)			3,710,939
Collateralized Mortgage Obligations – 0.0%
Agency – 0.0%
Federal Home Loan Mortgage Corp.
I.O.:
5.500% 05/15/27		190,125	11,226
5.500% 01/15/23		29,588	139
Agency Total			11,365
Total Collateralized Mortgage Obligations (Cost of $7,074)			11,365
Securities Lending Collateral – 18.1%
	Shares
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 4.816%) (j)		337,459,726	337,459,726
Total Securities Lending Collateral (Cost of $337,459,726)			337,459,726

Short-Term Obligation – 5.4%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07 at 4.490%, collateralized by U.S. Government Agency Obligations with various maturities to 10/04/16, market value $101,852,025 (repurchase proceeds $99,885,360)	99,848,000	99,848,000
Total Short-Term Obligation (Cost of $99,848,000)		99,848,000
Total Investments – 117.1% (Cost of $2,149,291,805) (k)		2,189,397,563
Other Assets & Liabilities, Net – (17.1)%		(319,593,453)
Net Assets – 100.0%		$1,869,804,110

Notes to Investment Portfolio:

(a)  Principal amount is stated in United States dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities, which are not illiquid, amounted to $166,188,192, which represents 8.9% of net assets.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(d)  All or a portion of this security was on loan at November 30, 2007. The total market value of securities on loan at November 30, 2007 is $330,822,559.

(e)  Zero coupon bond.

(f)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(g)  Loan participation agreement.

(h)  A portion of this security pledged as collateral for credit default swaps.

(i)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(j)  Investment made with cash collateral received from securities lending activity.

(k)  Cost for federal income tax purposes is $2,177,891,799.

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2007 (Unaudited)

At November 30, 2007, the Fund has entered into the following credit default swap contracts:

Swap Counterparty	Referenced Obligation	Sale Protection	Receive Fixed Rate	Expiration Date	Notional Amount	Net Unrealized Depreciation
Merrill Lynch	CDX NA HY 9.000% 12/01/12	Sale	3.750%	12/20/2012	$4,000,000	$(150,721)

At November 30, 2007, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
CAD	$11,552,031	$12,595,420	12/10/07	$1,043,389
CAD	9,502,029	10,126,528	12/13/07	624,499
CAD	5,382,448	5,468,591	01/23/08	86,143
EUR	12,072,137	12,108,360	12/10/07	36,223
EUR	7,579,839	7,594,916	12/10/07	15,077
EUR	7,579,839	7,601,029	12/10/07	21,190
EUR	14,632,893	14,674,600	12/10/07	41,707
EUR	4,715,484	4,764,755	01/23/08	49,271
GBP	4,720,319	4,738,000	01/23/08	17,681
GBP	19,825,340	19,905,396	01/23/08	80,056
SEK	21,448,620	21,589,423	12/19/07	140,803
				$2,156,039

At November 30, 2007, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	51.3
Corporate Fixed-Income Bonds & Notes	35.6
Mortgage-Backed Securities	4.9
Asset-Backed Securities	1.3
Municipal Bonds	0.3
Convertible Bonds	0.2
Collateralized Mortgage Obligations	0.0	*
	93.6
Securities Lending Collateral	18.1
Short-Term Obligation	5.4
Other Assets & Liabilities, Net	(17.1)
	100.0

*  Rounds to less than 0.1%

Acronym	Name
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
I.O.	Interest Only
JPY	Japanese Yen
NOK	Norwegian Krone
PIK	Payment-In-Kind
PLN	Polish Zloty
P.O.	Principal Only
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities
ZAR	South African Rand

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Strategic Income Fund

November 30, 2007 (Unaudited)

		($)
Assets	Investments, at cost	2,149,291,805
	Investments, at value (including securities on loan of $330,822,559)	2,189,397,563
	Cash	893
	Foreign currency (cost of $18,873)	18,868
	Unrealized appreciation on forward foreign currency exchange contracts	2,156,039
	Receivable for:
	Investments sold	29,085,443
	Fund shares sold	3,494,498
	Interest	34,636,275
	Foreign tax reclaims	24,029
	Securities lending	131,970
	Trustees' deferred compensation plan	124,680
	Other assets	15,363
	Total Assets	2,259,085,621
Liabilities	Collateral on securities loaned	337,459,726
	Unrealized depreciation on swap contracts	150,721
	Payable for:
	Investments purchased	47,100,144
	Fund shares repurchased	2,679,691
	Investment advisory fee	826,833
	Transfer agent fee	285,839
	Pricing and bookkeeping fees	24,697
	Trustees' fees	68,428
	Custody fee	18,636
	Distribution and service fees	452,534
	Trustees' deferred compensation plan	124,680
	Deferred dollar roll fee income	3,438
	Other liabilities	86,144
	Total Liabilities	389,281,511
	Net Assets	1,869,804,110
Net Assets Consist of	Paid-in capital	2,228,485,428
	Overdistributed net investment income	(33,687,522)
	Accumulated net realized loss	(367,486,341)
	Net unrealized appreciation (depreciation) on:
	Investments	40,105,758
	Foreign currency translations	2,537,508
	Swap contracts	(150,721)
	Net Assets	1,869,804,110
Class A	Net assets	$841,622,814
	Shares outstanding	140,569,099
	Net asset value per share	$5.99	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($5.99/0.9525)	$6.29	(b)
Class B	Net assets	$186,424,499
	Shares outstanding	31,159,248
	Net asset value and offering price per share	$5.98	(a)
Class C	Net assets	$113,561,749
	Shares outstanding	18,963,403
	Net asset value and offering price per share	$5.99	(a)
Class J	Net assets	$114,921,786
	Shares outstanding	19,245,905
	Net asset value and redemption price per share	$5.97	(a)
	Maximum sales charge	3.00%
	Maximum offering price per share ($5.97/0.9700)	$6.15	(b)
Class Z	Net assets	$613,273,262
	Shares outstanding	103,426,923
	Net asset value, offering and redemption price per share	$5.93

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Strategic Income Fund

For the Six Months Ended November 30, 2007 (Unaudited)

		($)
Investment Income	Interest	56,954,640
	Dollar roll fee income	71,598
	Securities lending	492,179
	Total Investment Income	57,518,417
Expenses	Investment advisory fee	4,961,043
	Distribution fee:
	Class B	745,329
	Class C	408,658
	Class J	209,756
	Printing fee—Class J	37,209
	Service fee:
	Class A	1,014,015
	Class B	243,404
	Class C	133,509
	Class J	146,837
	Transfer agent fee	905,592
	Pricing and bookkeeping fees	107,044
	Trustees' fees	37,647
	Custody fee	92,454
	Chief compliance officer expenses	485
	Other expenses	264,437
	Total Expenses	9,307,419
	Fees waived by Distributor—Class C	(81,857)
	Expense reductions	(35,860)
	Net Expenses	9,189,702
	Net Investment Income	48,328,715
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts and Swap Contracts
	Net realized gain (loss) on:
	Investments	(2,523,481)
	Foreign currency transactions	(9,010,187)
	Futures contracts	(223,278)
	Swap contracts	40,836
	Net realized loss	(11,716,110)
	Net change in unrealized appreciation (depreciation) on:
	Investments	9,247,087
	Foreign currency translations	2,440,604
	Futures contracts	(23,700)
	Swap contracts	(150,721)
	Net change in unrealized appreciation	11,513,270
	Net Loss	(202,840)
	Net Increase Resulting from Operations	48,125,875

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Strategic Income Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended November 30, 2007 ($)	Year Ended May 31, 2007 ($)
Operations	Net investment income	48,328,715	88,686,684
	Net realized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	(11,716,110)	10,556,197
	Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts and swap contracts	11,513,270	31,787,209
	Net Increase Resulting from Operations	48,125,875	131,030,090
Distributions to Shareholders	From net investment income:
	Class A	(25,032,904)	(45,967,241)
	Class B	(5,186,441)	(13,463,100)
	Class C	(2,971,224)	(4,800,099)
	Class J	(3,388,554)	(8,488,036)
	Class Z	(18,066,940)	(25,361,881)
	Total Distributions to Shareholders	(54,646,063)	(98,080,357)
Share Transactions	Class A:
	Subscriptions	91,169,626	243,782,994
	Distributions reinvested	17,250,563	30,652,446
	Redemptions	(99,605,532)	(157,571,581)
	Net Increase	8,814,657	116,863,859
	Class B:
	Subscriptions	9,681,026	24,246,789
	Distributions reinvested	3,145,873	8,090,930
	Redemptions	(42,716,348)	(116,655,571)
	Net Decrease	(29,889,449)	(84,317,852)
	Class C:
	Subscriptions	16,998,047	46,433,341
	Distributions reinvested	1,984,778	3,101,980
	Redemptions	(11,470,633)	(17,063,342)
	Net Increase	7,512,192	32,471,979
	Class J:
	Subscriptions	208,906	669,417
	Redemptions	(14,445,670)	(47,241,716)
	Net Decrease	(14,236,764)	(46,572,299)
	Class Z:
	Subscriptions	127,255,734	258,880,354
	Distributions reinvested	2,471,963	3,041,609
	Redemptions	(39,834,049)	(52,433,511)
	Net Increase	89,893,648	209,488,452
	Net Increase from Share Transactions	62,094,284	227,934,139
	Total Increase in Net Assets	55,574,096	260,883,872
Net Assets	Beginning of period	1,814,230,014	1,553,346,142
	End of period	1,869,804,110	1,814,230,014
	Overdistributed net investment income at end of period	(33,687,522)	(27,370,174)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Strategic Income Fund

		(Unaudited)
		Six Months Ended November 30, 2007	Year Ended May 31, 2007
Changes in Shares	Class A:
	Subscriptions	15,311,343	40,808,153
	Issued for distributions reinvested	2,908,247	5,149,884
	Redemptions	(16,756,016)	(26,443,794)
	Net Increase	1,463,574	19,514,243
	Class B:
	Subscriptions	1,627,962	4,071,735
	Issued for distributions reinvested	530,780	1,362,642
	Redemptions	(7,187,165)	(19,586,407)
	Net Decrease	(5,028,423)	(14,152,030)
	Class C:
	Subscriptions	2,853,505	7,773,527
	Issued for distributions reinvested	334,386	520,600
	Redemptions	(1,928,709)	(2,861,003)
	Net Increase	1,259,182	5,433,124
	Class J:
	Subscriptions	35,230	112,530
	Redemptions	(2,434,620)	(7,966,271)
	Net Decrease	(2,399,390)	(7,853,741)
	Class Z:
	Subscriptions	21,575,077	43,707,459
	Issued for distributions reinvested	420,610	514,520
	Redemptions	(6,759,194)	(8,886,953)
	Net Increase	15,236,493	35,335,026

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,						Period Ended May 31,		Year Ended December 31,
Class A Shares	2007		2007		2006		2005	2004	2003 (a)		2002
Net Asset Value, Beginning of Period	$6.01		$5.88		$6.15		$6.02	$6.09	$5.63		$5.64
Income from Investment Operations:
Net investment income (b)	0.16		0.33		0.34		0.36	0.36	0.16		0.38
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and swap contracts	—	(c)	0.16		(0.15)		0.25	0.01	0.46		0.05
Total from Investment Operations	0.16		0.49		0.19		0.61	0.37	0.62		0.43
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.36)		(0.46)		(0.48)	(0.44)	(0.16)		(0.42)
Return of capital	—		—		—		—	—	—		(0.02)
Total Distributions to Shareholders	(0.18)		(0.36)		(0.46)		(0.48)	(0.44)	(0.16)		(0.44)
Net Asset Value, End of Period	$5.99		$6.01		$5.88		$6.15	$6.02	$6.09		$5.63
Total return (d)	2.73	%(e)	8.57	%(f)(g)	3.24	%(f)	10.37%	6.21%	11.10	%(e)	7.97%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	0.94	%(i)	0.95%		0.99%		1.09%	1.17%	1.27	%(i)	1.23%
Waiver/Reimbursement	—		0.01%		0.01%		—	—	—		—
Net investment income (h)	5.38	%(i)	5.49%		5.56%		5.81%	5.90%	6.52	%(i)	6.75%
Portfolio turnover rate	27	%(e)	49%		56%		57%	68%	59	%(e)	62%
Net assets, end of period (000's)	$841,623		$835,878		$703,746		$615,772	$566,269	$595,223		$552,737

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)  The benefits derived from custody credits and/or minimum account balance fees had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,						Period Ended May 31,		Year Ended December 31,
Class B Shares	2007		2007		2006		2005	2004	2003 (a)		2002
Net Asset Value, Beginning of Period	$6.00		$5.88		$6.15		$6.02	$6.09	$5.62		$5.63
Income from Investment Operations:
Net investment income (b)	0.14		0.28		0.29		0.32	0.32	0.14		0.34
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and swap contracts	—	(c)	0.16		(0.14)		0.25	0.01	0.47		0.04
Total from Investment Operations	0.14		0.44		0.15		0.57	0.33	0.61		0.38
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.32)		(0.42)		(0.44)	(0.40)	(0.14)		(0.37)
Return of capital	—		—		—		—	—	—		(0.02)
Total Distributions to Shareholders	(0.16)		(0.32)		(0.42)		(0.44)	(0.40)	(0.14)		(0.39)
Net Asset Value, End of Period	$5.98		$6.00		$5.88		$6.15	$6.02	$6.09		$5.62
Total return (d)	2.34	%(e)	7.59	%(f)(g)	2.48	%(f)	9.55%	5.42%	10.95	%(e)	7.17%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	1.69	%(i)	1.70%		1.74%		1.84%	1.92%	2.02	%(i)	1.98%
Waiver/Reimbursement	—		0.01%		0.01%		—	—	—		—
Net investment income (h)	4.63	%(i)	4.75%		4.82%		5.06%	5.15%	5.77	%(i)	6.00%
Portfolio turnover rate	27	%(e)	49%		56%		57%	68%	59	%(e)	62%
Net assets, end of period (000's)	$186,424		$217,270		$295,983		$349,975	$408,345	$484,540		$456,563

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)  The benefits derived from custody credits and/or minimum account balance fees had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,					Period Ended May 31,		Year Ended December 31,
Class C Shares	2007		2007		2006	2005	2004	2003 (a)		2002
Net Asset Value, Beginning of Period	$6.01		$5.89		$6.15	$6.02	$6.09	$5.63		$5.64
Income from Investment Operations:
Net investment income (b)	0.14		0.29		0.30	0.32	0.33	0.14		0.35
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and swap contracts	—	(c)	0.15		(0.13)	0.26	0.01	0.46		0.04
Total from Investment Operations	0.14		0.44		0.17	0.58	0.34	0.60		0.39
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.32)		(0.43)	(0.45)	(0.41)	(0.14)		(0.38)
Return of capital	—		—		—	—	—	—		(0.02)
Total Distributions to Shareholders	(0.16)		(0.32)		(0.43)	(0.45)	(0.41)	(0.14)		(0.40)
Net Asset Value, End of Period	$5.99		$6.01		$5.89	$6.15	$6.02	$6.09		$5.63
Total return (d)(e)	2.42	%(f)	7.74	%(g)	2.79%	9.71%	5.57%	10.82	%(f)	7.32%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	1.54	%(i)	1.55%		1.59%	1.69%	1.77%	1.87	%(i)	1.83%
Waiver/Reimbursement	0.15	%(i)	0.16%		0.16%	0.15%	0.15%	0.15	%(i)	0.15%
Net investment income (h)	4.78	%(i)	4.89%		4.95%	5.21%	5.31%	5.92	%(i)	6.15%
Portfolio turnover rate	27	%(f)	49%		56%	57%	68%	59	%(f)	62%
Net assets, end of period (000's)	$113,562		$106,401		$72,221	$51,488	$41,520	$45,572		$38,923

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)  The benefits derived from custody credits and/or minimum account balance fees had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,						Period Ended May 31,		Year Ended December 31,
Class J Shares	2007		2007		2006		2005	2004	2003 (a)		2002
Net Asset Value, Beginning of Period	$5.99		$5.87		$6.14		$6.01	$6.08	$5.62		$5.63
Income from Investment Operations:
Net investment income (b)	0.15		0.30		0.31		0.34	0.34	0.15		0.36
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and swap contracts	—	(c)	0.16		(0.14)		0.25	0.01	0.46		0.05
Total from Investment Operations	0.15		0.46		0.17		0.59	0.35	0.61		0.41
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.34)		(0.44)		(0.46)	(0.42)	(0.15)		(0.40)
Return of capital	—		—		—		—	—	—		(0.02)
Total Distributions to Shareholders	(0.17)		(0.34)		(0.44)		(0.46)	(0.42)	(0.15)		(0.42)
Net Asset Value, End of Period	$5.97		$5.99		$5.87		$6.14	$6.01	$6.08		$5.62
Total return (d)	2.54	%(e)	8.00	%(f)(g)	2.88	%(f)	10.01%	5.88%	10.97	%(e)	7.61%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	1.35	%(i)	1.31%		1.37%		1.44%	1.52%	1.62	%(i)	1.58%
Waiver/Reimbursement	—		0.01%		0.01%		—	—	—		—
Net investment income (h)	4.96	%(i)	5.14%		5.19%		5.46%	5.55%	6.17	%(i)	6.40%
Portfolio turnover rate	27	%(e)	49%		56%		57%	68%	59	%(e)	62%
Net assets, end of period (000's)	$114,922		$129,706		$173,101		$212,131	$229,179	$258,057		$271,733

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)  The benefits derived from custody credits and/or minimum account balance fees had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,						Period Ended May 31,		Year Ended December 31,
Class Z Shares	2007		2007		2006		2005	2004	2003 (a)		2002
Net Asset Value, Beginning of Period	$5.95		$5.83		$6.10		$5.98	$6.05	$5.59		$5.62
Income from Investment Operations:
Net investment income (b)	0.17		0.34		0.34		0.37	0.38	0.17		0.39
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and swap contracts	—	(c)	0.15		(0.13)		0.25	0.01	0.45		0.03
Total from Investment Operations	0.17		0.49		0.21		0.62	0.39	0.62		0.42
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.37)		(0.48)		(0.50)	(0.46)	(0.16)		(0.43)
Return of capital	—		—		—		—	—	—		(0.02)
Total Distributions to Shareholders	(0.19)		(0.37)		(0.48)		(0.50)	(0.46)	(0.16)		(0.45)
Net Asset Value, End of Period	$5.93		$5.95		$5.83		$6.10	$5.98	$6.05		$5.59
Total return (d)	2.88	%(e)	8.73	%(f)(g)	3.51	%(f)	10.53%	6.52%	11.29	%(e)	7.87%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	0.70	%(i)	0.71%		0.75%		0.85%	0.93%	1.03	%(i)	0.99%
Waiver/Reimbursement	—		0.01%		0.01%		—	—	—		—
Net investment income (h)	5.62	%(i)	5.73%		5.76%		6.05%	6.15%	6.76	%(i)	6.99%
Portfolio turnover rate	27	%(e)	49%		56%		57%	68%	59	%(e)	62%
Net assets, end of period (000)	$613,273		$524,975		$308,295		$46,698	$1,150	$1,188		$3

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)  The benefits derived from custody credits and/or minimum account balance fees had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Strategic Income Fund

November 30, 2007 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers five classes of shares: Class A, Class B, Class C, Class J and Class Z. Each share class has its own expense structure and, as applicable, sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class J shares are subject to a 3.00% front-end sales charge and are available for purchase only by residents or citizens of Japan. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swaps are marked to market daily based upon quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund is also exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Futures Contracts

The Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and for nonhedging purposes. Futures contracts are financial instruments whose values depend on, or are derived from, the value of the underlying security, index or currency.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction by Columbia Management Advisors,

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Credit Default Swaps

The Fund may engage in credit default swap transactions for hedging purposes or to seek to increase total return. Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive an upfront payment as the protection seller or make an upfront payment as the protection buyer.

Credit default swaps are marked to market daily based upon quotations from market makers and any change is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the contract period are recorded as liabilities or assets, respectively, on the Fund's Statement of Assets and Liabilities. These upfront payments are amortized and are recorded as realized gain or loss on the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gain or loss on the Statement of Operations.

By entering into these agreements, the Fund could be exposed to risks in excess of the amounts recorded on the Statement of Assets and Liabilities. Risks include the possibility that there will be no liquid market for these agreements, that the counterparty to an agreement will default on its obligation to perform, or that there may be an unfavorable change in interest rates.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of mortgage dollar rolls using "to be announced" mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities.

Stripped mortgage-backed securities can be issued by the U.S. Government and its agencies and are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Income Recognition

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended May 31, 2007 was as follows:

May 31, 2007
Distributions paid from:
Ordinary Income*	$98,080,357
Long-Term Capital Gains	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at November 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$66,895,399
Unrealized depreciation	(55,389,635)
Net unrealized appreciation	$11,505,764

The following capital loss carryforwards, determined as of May 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$67,063,032
2009	138,841,137
2010	138,626,928
2011	318,608
2013	234,018
2014	8,752,148
2015	703,478
$354,539,349

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 ("FIN 48") effective November 30, 2007. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory, administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.52%
Over $1.5 billion	0.49%

For the six months ended November 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.54% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended November 30, 2007, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $8,978, of which $1,647 is unpaid.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to November 1, 2007, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six months ended November 30, 2007, these minimum account balance fees reduced total expenses by $22,815.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended November 30, 2007, the Distributor retained net underwriting discounts of $74,510 on sales of the Fund's Class A shares and received net CDSC fees of $9,995, $144,813 and $17,844 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted Rule 12b-1 plans (the "Plans") which require the payment of a monthly service fee to the Distributor. The service fee may equal up to 0.15% annually of the average daily net assets attributable to outstanding Class A and Class B shares issued prior to January 1, 1993 and 0.25% annually of the average daily net assets attributable to outstanding Class A, Class B, Class C and Class J shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.15% and 0.25% annual rates. For the six months ended November 30, 2007, the annualized effective service fee rate was 0.25% for Class A, Class B, Class C and Class J shares of the Fund.

The Plans also require the payment of a monthly distribution fee to the Distributor equal to up to 0.75% annually of the average daily net assets attributable to Class B and Class C shares and 0.35% annually of the average daily net assets attributable to Class J shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended November 30, 2007, these custody credits reduced total expenses by $13,045 for the Fund.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which is included in "Trustees' fees" in the Statement of Assets and Liabilities. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Portfolio Information

For the six months ended November 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $468,253,932 and $441,262,060, respectively, of which $250,707,388 and $257,796,250, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

pro-rata portion of the unutilized committed line of credit. Effective September 17, 2007, interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. Prior to September 17, 2007, interest on the uncommitted line of credit was charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating funds. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended November 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Shares of Beneficial Interest

As of November 30, 2007, the Fund had a shareholder that held 28.9% of the Fund's shares outstanding. The shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. As of November 30, 2007, the Fund also had one shareholder that held 12.3% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Disclosure of Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange, or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Sector Focus

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is more diversified.

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above,

Columbia Strategic Income Fund, November 30, 2007 (Unaudited)

including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

Board Consideration and Approval of Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets several times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the funds and Columbia, including the senior manager of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage and the use of "soft" commission dollars to pay for research products and services, (viii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with the independent fee consultant and independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2007 meeting, following meetings of the Advisory Fees and Expenses Committee held in July, August, September and October, 2007. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing within a reasonable range of expectations, given these investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that Columbia proposed to waive advisory fees or cap the expenses of the fund.

[The Trustees noted that, through May 31, 2007, Columbia Strategic Income Fund's performance was in the third quintile (where the best performance would be in the first quintile) for the one- and three-year periods, and in the second quintile for the five and ten-year periods, of the peer group selected by an independent third-party data provider for purposes of performance comparisons.]

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third-party data provider) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

[The Trustees considered that Columbia Strategic Income Fund's total expenses and actual management fees were in the third quintile (where the lowest fees and expenses would be in the first quintile) of the peer group selected by an independent third-party data provider for purposes of expense comparisons.]

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

•  the nature, quality, cost and extent of administrative and shareholder services overseen and performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

•  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

•  the draft report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2008.

Summary of Management Fee Evaluation by
Independent Fee Consultant

Excerpts from Report of Independent Fee Consultant to the Columbia Atlantic Funds

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, Inc., and
Columbia Funds Distributor, Inc.

October 15, 2007

I. Overview

Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CMD") agreed on February 9, 2005 to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Atlantic Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year's report (the "2006 Report") was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Atlantic Funds, which are also referred as the "Funds."

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years. Based upon 1-, 3-, 5-, and 10-year returns, at least half of all the Funds have been in the first and second performance quintiles in each of the four performance periods. Performance for the 3-year period is impressive, with 44 of the 63 Funds, or 70%, in the top two quintiles and only 11 Funds, or 17%, in the fourth and fifth quintiles. Both equity and fixed-income funds have strong performance records.

4.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.  Atlantic equity Funds' overall performance adjusted for risk also was strong. Based upon 3-year returns, 19 of the 24 equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes. Fixed-income Funds tended to take on more risk than comparable funds but many also have achieved relatively strong performance over the 3-year period. Nonetheless, 8 of the Funds have high relative risk and low relative returns.

6.  The industry-standard procedure used by third parties such as Lipper to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Atlantic Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Atlantic Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers. Only 19% of the Funds ranked in the two most expensive quintiles for actual management fees, and only 21% in those quintiles for total expenses.

8.  The Columbia Money Market Fund VS has a higher management fee structure than that of other Columbia money market funds of comparable asset size, but its total expenses are comparable to those funds.

D. Trustees' Fee and Performance Evaluation Process

9.  The Trustees' evaluation process identified 11 Funds in 2007 for further review based upon their relative performance or expenses or both. CMG provided further information about those funds to assist the Trustees in their evaluation. The Trustees may choose to seek additional information about Atlantic Funds that do not meet the criteria for further review. CMG provided further information about those funds to assist the Trustees in their evaluation. The Trustees may choose to seek additional information about Atlantic Funds that do not meet the criteria for further review.

E. Potential Economies of Scale

10.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

F. Management Fees Charged to Institutional Clients

11.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds compared to institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

12.   The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. For comparison, CMG also has allocated costs by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. Notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG's costs incurred in providing services to the Funds than did asset-based allocation.

13.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

14.  In 2006, CMG's complex-wide pre-tax margins on the Atlantic Funds were below industry medians, based on limited data available for publicly held mutual fund managers. However, as is to be expected in a complex comprising 70 funds in the past year, some Atlantic Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Atlantic Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller funds generally operating at a loss.

15.  CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America ("PB" or "Private Bank"), to compensate the PB for services it performs with respect to Atlantic Fund assets held for the benefit of PB customers. In 2006, these payments totaled $23.2 million. Based on our analysis of the services provided by the PB, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each equity and fixed-income Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort, CMG should develop reliable risk metrics for balanced and money market funds and should explain why the fixed-income portfolio team prefers using gross, rather than net, return for these purposes. The format we developed with CMG represents one possible presentation of such information.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style and each complex (of which Atlantic is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

3)  Potential economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework, including an analysis that focuses on complex-wide economies of scale, that addresses the relevant concerns.

4)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Atlantic Fund whether or not it qualifies as a "Review Fund."

5)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Atlantic Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Atlantic Fund each year would not be an efficient use of Trustee and CMG resources.

6)  Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance universes and collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)  Uniformity of universes across reporting periods. CMA, based on consultations with its CIO's, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity funds and iMoneynet for Lipper for money market funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year's performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year or from short-term to longer-term performance periods. CMA, when it changes data providers, should use both the current and former data sources in the changeover so that the Trustees can understand how the change in vendors may affect performance and expense rankings.

8)  Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of a Fund to all other funds in its performance universe. Lipper regards for this purpose each class of shares of a fund as a separate fund. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or Z share (with no 12b-1 fee) is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including share classes with higher fees than the Columbia Fund share class may make the Columbia Fund's performance look better compared to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintiles should be ranked in a universe limited to the share class per competitive fund whose distribution pricing most closely matches the relevant Fund. Further, in all rankings, we suggest that use of an Atlantic Fund Z share be limited to performance periods prior to the issuance of that fund's A shares.

9)  Management fee disparities. Several disparities have existed between the management fees of comparable Atlantic and Nations Funds. To eliminate the disparity between the expenses of the Atlantic state intermediate municipal bond funds and those of comparable funds overseen by the Nations Board, CMG has proposed expense caps for the Atlantic funds. Furthermore, CMG's proposed expense cap for the Core Bond Fund would produce a significant gap between its management fee and those of two comparable Atlantic Funds. To enable the Trustees to identify such disparities in the future, CMG should provide the Trustees with a table that shows management fees of Atlantic Funds and those of comparable Nations and Acorn Funds. CMG should also provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Atlantic Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Atlantic Fund or Funds.

10)  Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of material prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data need to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.  Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

  Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.  Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

  Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.  Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

  Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

4.  Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

  Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

5.  Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

  Status: We continue to believe that such a statement would help the Trustees understand CMG's business better and place the fund-by-fund profitability reports in context.

6.  Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

  Status: CMG provided various summary statements of operations.

7.  Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG's profitability.

  Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be excluded from profitability analyses including distribution and only those PB revenue sharing payments in excess of 11 basis points should be excluded from profitability analyses that do not take distribution into account.

* * *

Respectfully submitted,
Steven E. Asher

Important Information About This Report – Columbia Strategic Income Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Strategic Income Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider the investment objectives, risks, charges and expenses for any Columbia fund before investing. Contact your Columbia Management representative for a prospectus, which contains this and other important information about the fund. Read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Columbia Strategic Income Fund

Semiannual Report – November 30, 2007

Columbia Management®

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SHC-44/138734-1107 (01/08) 07/48890

Columbia Management®

Columbia High Yield Opportunity Fund

Semiannual Report – November 30, 2007

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Table of Contents

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements	5

Investment Portfolio	6

Statement of Assets and Liabilities	19

Statement of Operations	20

Statement of Changes in Net Assets	21

Financial Highlights	23

Notes to Financial Statements	27

Board Consideration and Approval of Advisory Agreements	35

Summary of Management Fee Evaluation by Independent Fee Consultant	38

Important Information About This Report	45

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you'll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your fund has performed over time. These tables can be very useful for evaluating how your fund has performed versus its benchmark, though it's important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement, logging onto your account at www.columbiafunds.com, calling our service center at 800.345.6611 or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager's Report

The Portfolio Manager's Report is where you will find your portfolio manager's thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the fund's performance, along with a comparison of the fund's performance versus the relevant peer group and benchmark indices.

The portfolio manager will also discuss market conditions that impacted the fund, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager's comments are included in the Fund Profile section.

Other Information

Every shareholder report includes a page containing "Important Information About This Report," which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the fund's Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm's report and biographies of the fund's trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your fund save money while at the same time preserve precious natural resources. For even more information about your fund, visit our web site at www.columbiafunds.com. There you will find prospectuses, shareholder reports and fund fact sheets for the funds in the Columbia Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Fund Profile – Columbia High Yield Opportunity Fund

Summary

■  For the six-month period that ended November 30, 2007, the fund's Class A shares returned negative 4.31% without sales charge. They trailed the negative 3.19% average return of the fund's peer group, the Lipper High Current Yield Funds Classification1, and the negative 2.55% and the negative 2.52% returns of the fund's benchmarks, the Credit Suisse High Yield Index and the JPMorgan Global High Yield Index2, respectively, as mounting credit and liquidity concerns pressured the sector.

■  An underweight in higher-quality (BB-rated) bonds—the sector's best performers—hampered performance, as did underweights in the energy and aerospace sectors, which posted above-average returns. Among individual detractors were bonds issued by Charter Communications Holdings I LLC, a cable TV operator (0.6% of net assets), and General Motors Acceptance Corp. or GMAC (1.1% of net assets), the financing arm of General Motors. The Charter bonds declined amid concerns over the industry's growth prospects. GMAC suffered from mortgage exposure through its wholly owned subsidiary, Rescap. A modest stake in stocks also hurt returns.

■  The fund's performance benefited from limited exposure to the lowest-quality bonds, as well as the auto and housing industries, which were weak performers. In addition, an emphasis on the better-performing wireless telecommunications group aided the fund's return. Elsewhere, bonds issued by Lyondell Chemical Co., Huntsman International LLC and DEL Laboratories, Inc. (1.2%, 0.9%, and 0.3% of net assets, respectively) did well, as they traded higher in anticipation of buyouts at premium prices. Bonds issued by Cabazon Band of Mission Indians (1.1%), a casino operator in California, climbed amid expectations that a refinancing could lead to a takeout at a premium price.

■  Investors became more risk averse as the period wore on, and high-yield bond prices fell, obscuring the fact that sound company fundamentals kept defaults near record lows. While external factors could further pressure near-term returns, we believe that high-yield bonds may benefit once credit and liquidity concerns ease and investors shift toward riskier asset classes.

1Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2The Credit Suisse High Yield Index is a broad-based index that tracks the performance of high-yield bonds. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the US dollar global high-yield corporate debt market, including domestic and international issues. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 11/30/07

-4.31%

Class A shares (without sales charge)

-2.55%

Credit Suisse High Yield Index

-2.52%

JPMorgan Global High Yield Index

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data gathered is from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 09/30/07.

1

Fund Profile (continued) – Columbia High Yield Opportunity Fund

Portfolio Management

Thomas A. LaPointe has co-managed the fund since February 2003. Mr. LaPointe has been associated with Columbia Management Advisors, LLC, investment advisor to the fund, since February 1999.

Kevin L. Cronk has co-managed the fund since February 2003. Mr. Cronk has been associated with Columbia Management Advisors, LLC, investment advisor to the fund, since August 1999.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds, but also has a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. Rising interest rates tend to lower the value of all bonds. International investing involves special risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

2

Performance Information – Columbia High Yield Opportunity Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 12/01/97 – 11/30/07 ($)

Sales charge	without	with
Class A	14,473	13,785
Class B	13,424	13,424
Class C	13,629	13,269
Class Z	14,798	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia High Yield Opportunity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Net asset value per share
as of 11/30/07 ($)
Class A	4.36
Class B	4.36
Class C	4.36
Class Z	4.36
Distributions declared per share
06/01/07 – 11/30/07 ($)
Class A	0.16
Class B	0.14
Class C	0.14
Class Z	0.16

Annual operating expense ratio (%)*

Class A	1.12%
Class B	1.87%
Class C	1.87%
Class Z	0.87%

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Average annual total return as of 11/30/07 (%)

Share class	A		B		C		Z
Inception	10/21/71		06/08/92		01/15/96		01/08/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–4.31	–8.85	–4.67	–9.29	–4.60	–5.52	–4.19
1-year	2.13	–2.72	1.37	–3.38	1.52	0.57	2.39
5-year	9.75	8.68	8.93	8.65	9.09	9.09	10.02
10-year	3.77	3.26	2.99	2.99	3.14	3.14	4.00

Average annual total return as of 12/31/07 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–2.22	–6.87	–2.59	–7.31	–2.52	–3.46	–2.10
1-year	0.89	–3.90	0.14	–4.56	0.29	–0.65	1.14
5-year	9.59	8.52	8.77	8.49	8.94	8.94	9.86
10-year	3.65	3.15	2.87	2.87	3.03	3.03	3.88

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class Z (newer class of shares) performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of Class Z shares. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the Class Z shares would have been higher because Class Z shares are not subject to any Rule 12b-1 fees.

Class A shares were initially offered on October 21, 1971, Class B shares were initially offered on June 8, 1992, Class C shares were initially offered on January 15, 1996, and Class Z shares were initially offered on January 8, 1999.

3

Understanding Your Expenses – Columbia High Yield Opportunity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

06/01/07 – 11/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	956.90	1,019.30	5.58	5.76	1.14
Class B	1,000.00	1,000.00	953.30	1,015.55	9.23	9.52	1.89
Class C	1,000.00	1,000.00	954.00	1,016.30	8.50	8.77	1.74
Class Z	1,000.00	1,000.00	958.10	1,020.55	4.36	4.50	0.89

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses for Class C shares, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Financial Statements – Columbia High Yield Opportunity Fund

November 30, 2007 (Unaudited)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. This statement also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

5

Investment Portfolio – Columbia High Yield Opportunity Fund

November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 91.5%
		Par (a)	Value ($)
Basic Materials – 7.5%
Chemicals – 4.1%
Agricultural Chemicals – 0.5%
Mosaic Co.
7.625% 12/01/16 (b)		1,780,000	1,904,600
			1,904,600
Chemicals-Diversified – 2.9%
EquiStar Chemicals LP
10.625% 05/01/11		271,000	283,195
Huntsman International LLC
6.875% 11/15/13 (b)	EUR	800,000	1,190,842
7.875% 11/15/14		1,665,000	1,785,712
Ineos Group Holdings PLC
8.500% 02/15/16 (b)	EUR	1,420,000	1,278,000
Lyondell Chemical Co.
6.875% 06/15/17		1,260,000	1,430,100
8.000% 09/15/14		1,015,000	1,149,488
8.250% 09/15/16		1,440,000	1,688,400
NOVA Chemicals Corp.
6.500% 01/15/12		1,360,000	1,275,000
			10,080,737
Chemicals-Specialty – 0.7%
Chemtura Corp.
6.875% 06/01/16		1,475,000	1,357,000
MacDermid, Inc.
9.500% 04/15/17 (b)		1,015,000	921,112
			2,278,112
Chemicals Total			14,263,449
Forest Products & Paper – 1.6%
Paper & Related Products – 1.6%
Abitibi-Consolidated, Inc.
8.375% 04/01/15		1,535,000	1,158,925
Domtar Corp.
7.125% 08/15/15		1,540,000	1,486,100
Georgia-Pacific Corp.
8.000% 01/15/24		1,520,000	1,432,600
NewPage Corp.
10.000% 05/01/12		730,000	744,600
12.000% 05/01/13		795,000	830,775
			5,653,000
Forest Products & Paper Total			5,653,000
Metals & Mining – 1.8%
Diversified Minerals – 0.8%
FMG Finance Ltd.
10.625% 09/01/16 (b)		2,400,000	2,760,000
			2,760,000

	Par (a)	Value ($)
Metal-Diversified – 0.6%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17 (c)	2,020,000	2,181,600
		2,181,600
Mining Services – 0.4%
Noranda Aluminium Holding Corp.
PIK, 10.488% 11/15/14 (b)(d)	1,335,000	1,158,113
		1,158,113
Metals & Mining Total		6,099,713
Basic Materials Total		26,016,162
Communications – 19.9%
Media – 9.1%
Broadcast Services/Programs – 0.5%
Clear Channel Communications, Inc.
4.900% 05/15/15	190,000	143,772
5.500% 12/15/16	1,990,000	1,504,762
		1,648,534
Cable TV – 3.3%
Atlantic Broadband Finance LLC
9.375% 01/15/14	1,250,000	1,162,500
Cablevision Systems Corp.
8.000% 04/15/12	1,240,000	1,181,100
Charter Communications Holdings I LLC
9.920% 04/01/14	1,690,000	1,077,375
11.000% 10/01/15	1,120,000	974,400
CSC Holdings, Inc.
7.625% 04/01/11	2,170,000	2,126,600
7.625% 07/15/18	970,000	882,700
DirecTV Holdings LLC
6.375% 06/15/15	1,685,000	1,630,237
EchoStar DBS Corp.
6.625% 10/01/14	1,555,000	1,574,438
Insight Midwest LP
9.750% 10/01/09	652,000	652,000
		11,261,350
Multimedia – 1.5%
CanWest MediaWorks LP
9.250% 08/01/15 (b)	1,730,000	1,682,425
Lamar Media Corp.
6.625% 08/15/15	1,550,000	1,472,500
Quebecor Media, Inc.
7.750% 03/15/16	1,575,000	1,468,687
7.750% 03/15/16 (b)	630,000	587,475
		5,211,087

See Accompanying Notes to Financial Statements.

6

Columbia High Yield Opportunity Fund

November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Publishing-Books – 0.6%
TL Acquisitions, Inc.
10.500% 01/15/15 (b)	2,180,000	2,125,500
		2,125,500
Publishing-Periodicals – 1.8%
Dex Media, Inc.
(e) 11/15/13 (9.000% 11/15/08)	1,230,000	1,128,525
Idearc, Inc.
8.000% 11/15/16	770,000	719,950
Penton Media, Inc.
9.984% 02/01/14 (d)(f)	1,000,000	880,000
R.H. Donnelley Corp.
8.875% 01/15/16	1,620,000	1,530,900
8.875% 10/15/17 (b)	870,000	819,975
Reader's Digest Association, Inc.
9.000% 02/15/17(b)	1,390,000	1,139,800
		6,219,150
Radio – 0.3%
CMP Susquehanna Corp.
9.875% 05/15/14	1,405,000	1,180,200
		1,180,200
Television – 1.1%
Local TV Finance LLC
PIK, 9.250% 06/15/15 (b)	1,355,000	1,283,863
Univision Communications, Inc.
PIK, 9.750% 03/15/15 (b)	2,750,000	2,557,500
		3,841,363
Media Total		31,487,184
Telecommunication Services – 10.8%
Cellular Telecommunications – 4.2%
Alltel Wireless
7.593% 05/15/15 (b)(f)	1,000,000	957,083
Cricket Communications, Inc.
9.375% 11/01/14	2,390,000	2,222,700
Digicel Group Ltd.
PIK, 9.125% 01/15/15 (b)	1,584,000	1,414,892
Dobson Cellular Systems, Inc.
8.375% 11/01/11	1,505,000	1,614,112
9.875% 11/01/12	1,350,000	1,474,875
MetroPCS Wireless, Inc.
9.250% 11/01/14	1,335,000	1,264,913
Orascom Telecom Finance SCA
7.875% 02/08/14 (b)	855,000	786,600

		Par (a)	Value ($)
Rural Cellular Corp.
10.661% 11/01/12 (d)		1,315,000	1,341,300
US Unwired, Inc.
10.000% 06/15/12		945,000	1,009,530
Wind Acquisition Financial SA
PIK, 12.459% 12/21/11 (d)(f)		2,494,055	2,437,403
			14,523,408
Satellite Telecommunications – 1.5%
Inmarsat Finance II PLC
(e) 11/15/12 (10.375% 11/15/08)		1,085,000	1,044,312
Intelsat Bermuda, Ltd.
11.250% 06/15/16		2,410,000	2,494,350
Intelsat Intermediate Holdings Co., Ltd.
(e) 02/01/15 (9.250% 02/01/10)		1,155,000	947,100
PanAmSat Corp.
9.000% 08/15/14		776,000	787,640
			5,273,402
Telecommunication Equipment – 0.4%
Lucent Technologies, Inc.
6.450% 03/15/29		1,940,000	1,561,700
			1,561,700
Telecommunication Services – 1.6%
Nordic Telephone Co. Holdings SpA
8.250% 05/01/16 (b)	EUR	1,030,000	1,529,442
Syniverse Technologies, Inc.
7.750% 08/15/13		790,000	762,350
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14		1,500,000	1,533,750
West Corp.
11.000% 10/15/16		1,615,000	1,615,000
			5,440,542
Telephone-Integrated – 3.1%
Cincinnati Bell, Inc.
7.000% 02/15/15		1,585,000	1,493,863
Citizens Communications Co.
7.875% 01/15/27		1,895,000	1,819,200
Qwest Communications International, Inc.
7.500% 02/15/14		1,780,000	1,766,650
Qwest Corp.
7.500% 10/01/14		850,000	860,625
7.500% 06/15/23		2,430,000	2,308,500
8.875% 03/15/12		735,000	789,206
Virgin Media Finance PLC
8.750% 04/15/14		680,000	676,600

See Accompanying Notes to Financial Statements.

7

Columbia High Yield Opportunity Fund

November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
		Par (a)	Value ($)
Windstream Corp.
8.625% 08/01/16		880,000	913,000
			10,627,644
Telecommunication Services Total			37,426,696
Communications Total			68,913,880
Consumer Cyclical – 14.9%
Apparel – 1.3%
Apparel Manufacturers – 1.3%
Broder Brothers Co.
11.250% 10/15/10		965,000	772,000
Hanesbrands, Inc.
8.784% 12/15/14 (d)		935,000	920,975
Levi Strauss & Co.
9.750% 01/15/15		2,210,000	2,218,287
Phillips-Van Heusen Corp.
7.250% 02/15/11		425,000	425,000
8.125% 05/01/13		180,000	183,600
			4,519,862
Apparel Total			4,519,862
Auto Manufacturers – 1.2%
Auto-Cars/Light Trucks – 1.2%
Ford Motor Co.
7.450% 07/16/31		1,805,000	1,362,775
General Motors Corp.
8.375% 07/15/33		3,450,000	2,863,500
			4,226,275
Auto Manufacturers Total			4,226,275
Auto Parts & Equipment – 1.9%
Auto/Truck Parts & Equipment-Original – 1.1%
ArvinMeritor, Inc.
8.125% 09/15/15		1,160,000	1,015,000
Hayes Lemmerz Finance Luxembourg SA
8.250% 06/15/15 (b)	EUR	1,290,000	1,736,230
TRW Automotive, Inc.
7.000% 03/15/14 (b)(c)		1,065,000	995,775
			3,747,005
Auto/Truck Parts & Equipment-Replacement – 0.4%
Commercial Vehicle Group, Inc.
8.000% 07/01/13		1,430,000	1,287,000
			1,287,000

	Par (a)	Value ($)
Rubber-Tires – 0.4%
Goodyear Tire & Rubber Co.
8.625% 12/01/11	423,000	442,035
9.000% 07/01/15	997,000	1,061,805
		1,503,840
Auto Parts & Equipment Total		6,537,845
Distribution/Wholesale – 0.3%
Distribution/Wholesale – 0.3%
Buhrmann U.S., Inc.
7.875% 03/01/15	1,065,000	1,003,763
		1,003,763
Distribution/Wholesale Total		1,003,763
Entertainment – 1.7%
Gambling (Non-Hotel) – 0.7%
Mashantucket Western Pequot Tribe
8.500% 11/15/15 (b)	2,255,000	2,255,000
		2,255,000
Music – 0.7%
Steinway Musical Instruments, Inc.
7.000% 03/01/14 (b)	1,435,000	1,305,850
WMG Acquisition Corp.
7.375% 04/15/14	340,000	285,175
WMG Holdings Corp.
(e) 12/15/14 (9.500% 12/15/09)	1,325,000	920,875
		2,511,900
Resorts/Theme Parks – 0.3%
Six Flags, Inc.
9.625% 06/01/14	1,555,000	1,127,375
		1,127,375
Entertainment Total		5,894,275
Home Builders – 0.3%
Building-Residential/Commercial – 0.3%
K. Hovnanian Enterprises, Inc.
6.375% 12/15/14	950,000	665,000
8.875% 04/01/12	575,000	333,500
KB Home
5.875% 01/15/15	185,000	159,562
		1,158,062
Home Builders Total		1,158,062

See Accompanying Notes to Financial Statements.

8

Columbia High Yield Opportunity Fund

November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Home Furnishings – 0.8%
Home Furnishings – 0.8%
Sealy Mattress Co.
8.250% 06/15/14	1,215,000	1,193,738
Simmons Co.
10.650% 02/15/12 (f)	1,700,000	1,535,666
		2,729,404
Home Furnishings Total		2,729,404
Leisure Time – 0.4%
Cruise Lines – 0.4%
Royal Caribbean Cruises Ltd.
7.000% 06/15/13	1,390,000	1,382,754
		1,382,754
Leisure Time Total		1,382,754
Lodging – 3.6%
Casino Hotels – 3.6%
Buffalo Thunder Development Authority
9.375% 12/15/14 (b)	870,000	783,000
Galaxy Entertainment Finance Co., Ltd.
9.875% 12/15/12 (b)	1,415,000	1,485,750
Greektown Holdings LLC
10.750% 12/01/13 (b)	1,930,000	1,881,750
Harrah's Operating Co., Inc.
5.625% 06/01/15	2,000,000	1,490,000
Jacobs Entertainment, Inc.
9.750% 06/15/14	1,225,000	1,200,500
Majestic Star LLC
9.750% 01/15/11	1,695,000	1,339,050
MGM Mirage
7.500% 06/01/16	1,035,000	1,016,888
Pinnacle Entertainment, Inc.
7.500% 06/15/15 (b)	1,235,000	1,142,375
Snoqualmie Entertainment Authority
9.063% 02/01/14 (b)(d)	280,000	267,400
9.125% 02/01/15 (b)	280,000	269,500
Station Casinos, Inc.
6.625% 03/15/18	1,985,000	1,503,637
		12,379,850
Lodging Total		12,379,850
Retail – 3.1%
Retail-Arts & Crafts – 0.3%
Michaels Stores, Inc.
11.375% 11/01/16	890,000	847,725
		847,725

	Par (a)	Value ($)
Retail-Automobiles – 1.1%
Asbury Automotive Group, Inc.
8.000% 03/15/14	330,000	316,800
AutoNation, Inc.
7.000% 04/15/14	640,000	604,800
7.243% 04/15/13 (d)	365,000	343,100
KAR Holdings, Inc.
10.000% 05/01/15 (b)	1,390,000	1,261,425
United Auto Group, Inc.
7.750% 12/15/16	1,450,000	1,377,500
		3,903,625
Retail-Discount – 0.3%
Dollar General Corp.
11.875% 07/15/17 (b)	1,160,000	928,000
		928,000
Retail-Drug Stores – 0.5%
Rite Aid Corp.
9.375% 12/15/15 (b)	2,065,000	1,786,225
		1,786,225
Retail-Propane Distributors – 0.3%
AmeriGas Partners LP
7.125% 05/20/16	1,220,000	1,171,200
		1,171,200
Retail-Restaurants – 0.6%
Dave & Buster's, Inc.
11.250% 03/15/14	1,010,000	959,500
Landry's Restaurants, Inc.
9.500% 12/15/14	1,285,000	1,265,725
		2,225,225
Retail Total		10,862,000
Textiles – 0.3%
Textile-Products – 0.3%
INVISTA
9.250% 05/01/12 (b)	1,085,000	1,106,700
		1,106,700
Textiles Total		1,106,700
Consumer Cyclical Total		51,800,790
Consumer Non-Cyclical – 13.2%
Agriculture – 0.2%
Tobacco – 0.2%
Reynolds American, Inc.
7.625% 06/01/16	740,000	807,867
Agriculture Total		807,867

See Accompanying Notes to Financial Statements.

9

Columbia High Yield Opportunity Fund

November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Beverages – 0.5%
Beverages-Non-Alcoholic – 0.3%
Cott Beverages, Inc.
8.000% 12/15/11	1,110,000	1,015,650
		1,015,650
Beverages-Wine/Spirits – 0.2%
Constellation Brands, Inc.
8.125% 01/15/12	820,000	815,900
		815,900
Beverages Total		1,831,550
Biotechnology – 0.4%
Medical-Biomedical/Gene – 0.4%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	1,485,000	1,492,425
		1,492,425
Biotechnology Total		1,492,425
Commercial Services – 4.0%
Commercial Services – 0.4%
Iron Mountain, Inc.
7.750% 01/15/15	1,330,000	1,336,650
		1,336,650
Commercial Services-Finance – 0.3%
ACE Cash Express, Inc.
10.250% 10/01/14 (b)	1,025,000	1,017,313
		1,017,313
Funeral Services & Related Items – 0.2%
Service Corp. International
6.750% 04/01/16	835,000	789,075
7.375% 10/01/14	135,000	133,650
		922,725
Non-Profit Charity – 0.6%
Seminole Indian Tribe of Florida
7.804% 10/01/20 (b)(g)	2,000,000	2,083,760
		2,083,760
Printing-Commercial – 0.4%
Quebecor World Capital Corp.
8.750% 03/15/16 (b)	1,435,000	1,079,837
Quebecor World, Inc.
9.750% 01/15/15 (b)	350,000	278,250
		1,358,087

	Par (a)	Value ($)
Private Corrections – 0.6%
Corrections Corp. of America
6.250% 03/15/13	1,345,000	1,328,187
GEO Group, Inc.
8.250% 07/15/13	700,000	700,000
		2,028,187
Rental Auto/Equipment – 1.5%
Ashtead Capital, Inc.
9.000% 08/15/16 (b)	675,000	594,000
Ashtead Holdings PLC
8.625% 08/01/15 (b)	1,390,000	1,209,300
Hertz Corp.
8.875% 01/01/14	685,000	685,000
Rental Service Corp.
9.500% 12/01/14	1,830,000	1,697,325
United Rentals North America, Inc.
6.500% 02/15/12	360,000	342,900
7.750% 11/15/13	685,000	626,775
		5,155,300
Commercial Services Total		13,902,022
Cosmetics/Personal Care – 0.7%
Cosmetics & Toiletries – 0.7%
DEL Laboratories, Inc.
8.000% 02/01/12	1,065,000	1,057,013
Elizabeth Arden, Inc.
7.750% 01/15/14	1,470,000	1,436,925
		2,493,938
Cosmetics/Personal Care Total		2,493,938
Food – 1.7%
Food-Dairy Products – 0.3%
Dean Foods Co.
7.000% 06/01/16	1,075,000	951,375
		951,375
Food-Meat Products – 0.3%
Smithfield Foods, Inc.
7.750% 07/01/17	1,265,000	1,227,050
		1,227,050
Food-Miscellaneous/Diversified – 1.1%
Dole Food Co., Inc.
8.625% 05/01/09	1,100,000	1,078,000
Pinnacle Foods Finance LLC
9.250% 04/01/15 (b)	1,375,000	1,244,375

See Accompanying Notes to Financial Statements.

10

Columbia High Yield Opportunity Fund

November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Reddy Ice Holdings, Inc.
(e) 11/01/12 (10.500% 11/01/08)	1,420,000	1,349,000
		3,671,375
Food Total		5,849,800
Healthcare Services – 2.8%
Dialysis Centers – 0.4%
DaVita, Inc.
7.250% 03/15/15	1,520,000	1,478,200
		1,478,200
Medical-Hospitals – 2.1%
Community Health Systems, Inc.
8.875% 07/15/15	1,515,000	1,530,150
HCA, Inc.
9.250% 11/15/16	1,555,000	1,609,425
PIK, 9.625% 11/15/16	1,945,000	2,022,800
Tenet Healthcare Corp.
9.875% 07/01/14	2,335,000	2,200,737
		7,363,112
Physician Practice Management – 0.3%
US Oncology Holdings, Inc.
PIK, 10.759% 03/15/12 (d)	1,020,000	861,900
		861,900
Healthcare Services Total		9,703,212
Household Products/Wares – 1.1%
Consumer Products-Miscellaneous – 1.1%
American Greetings Corp.
7.375% 06/01/16	1,220,000	1,171,200
Amscan Holdings, Inc.
8.750% 05/01/14	535,000	492,200
Jarden Corp.
7.500% 05/01/17	660,000	594,000
Jostens IH Corp.
7.625% 10/01/12	1,360,000	1,360,000
		3,617,400
Household Products/Wares Total		3,617,400
Pharmaceuticals – 1.8%
Medical-Drugs – 1.1%
Elan Finance PLC
8.875% 12/01/13	2,295,000	2,295,000
Warner Chilcott Corp.
8.750% 02/01/15	1,608,000	1,656,240
		3,951,240

	Par (a)	Value ($)
Pharmacy Services – 0.3%
Omnicare, Inc.
6.750% 12/15/13	1,160,000	1,067,200
		1,067,200
Vitamins & Nutrition Products – 0.4%
NBTY, Inc.
7.125% 10/01/15	1,260,000	1,234,800
		1,234,800
Pharmaceuticals Total		6,253,240
Consumer Non-Cyclical Total		45,951,454
Energy – 7.6%
Coal – 1.1%
Coal – 1.1%
Arch Western Finance LLC
6.750% 07/01/13	1,545,000	1,494,787
Massey Energy Co.
6.875% 12/15/13	1,650,000	1,559,250
Peabody Energy Corp.
7.375% 11/01/16	735,000	753,375
		3,807,412
Coal Total		3,807,412
Energy-Alternate Sources – 0.3%
Energy-Alternate Sources – 0.3%
VeraSun Energy Corp.
9.375% 06/01/17 (b)	1,285,000	1,053,700
		1,053,700
Energy-Alternate Sources Total		1,053,700
Oil & Gas – 4.4%
Oil & Gas Drilling – 0.3%
Pride International, Inc.
7.375% 07/15/14	960,000	984,000
		984,000
Oil Companies-Exploration & Production – 3.3%
Chesapeake Energy Corp.
6.375% 06/15/15	610,000	585,600
7.500% 06/15/14	1,145,000	1,170,762
Cimarex Energy Co.
7.125% 05/01/17	1,040,000	1,019,200
Compton Petroleum Corp.
7.625% 12/01/13	1,360,000	1,271,600
Energy XXI Gulf Coast, Inc.
10.000% 06/15/13	725,000	688,750
Forest Oil Corp.
8.000% 12/15/11	1,080,000	1,117,800

See Accompanying Notes to Financial Statements.

11

Columbia High Yield Opportunity Fund

November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
KCS Energy, Inc.
7.125% 04/01/12	1,180,000	1,135,750
Newfield Exploration Co.
6.625% 04/15/16	1,025,000	1,004,500
OPTI Canada, Inc.
8.250% 12/15/14 (b)	1,300,000	1,280,500
PetroHawk Energy Corp.
9.125% 07/15/13	845,000	887,250
Quicksilver Resources, Inc.
7.125% 04/01/16	1,260,000	1,215,900
		11,377,612
Oil Refining & Marketing – 0.8%
Petroplus Finance Ltd.
6.750% 05/01/14 (b)	240,000	223,200
7.000% 05/01/17 (b)	240,000	220,800
Tesoro Corp.
6.625% 11/01/15	1,095,000	1,084,050
United Refining Co.
10.500% 08/15/12	1,295,000	1,320,900
		2,848,950
Oil & Gas Total		15,210,562
Oil & Gas Services – 0.2%
Seismic Data Collection – 0.2%
Seitel, Inc.
9.750% 02/15/14	830,000	717,950
		717,950
Oil & Gas Services Total		717,950
Pipelines – 1.6%
Pipelines – 1.6%
Atlas Pipeline Partners LP
8.125% 12/15/15	990,000	970,200
Dynegy Holdings, Inc.
7.750% 06/01/19	800,000	720,000
El Paso Corp.
6.875% 06/15/14	1,670,000	1,674,898
MarkWest Energy Partners LP
6.875% 11/01/14	1,070,000	1,008,475
8.500% 07/15/16	595,000	596,488
Williams Companies, Inc.
7.750% 06/15/31 (c)	370,000	408,850
		5,378,911
Pipelines Total		5,378,911
Energy Total		26,168,535

	Par (a)	Value ($)
Financials – 7.8%
Diversified Financial Services – 5.1%
Finance-Auto Loans – 1.9%
AmeriCredit Corp.
8.500% 07/01/15 (b)	70,000	49,700
Ford Motor Credit Co.
7.800% 06/01/12 (c)	1,605,000	1,430,416
8.000% 12/15/16	1,385,000	1,211,804
General Motors Acceptance Corp.
6.875% 09/15/11	2,050,000	1,791,089
8.000% 11/01/31	2,505,000	2,125,400
		6,608,409
Finance-Investment Banker/Broker – 0.4%
LaBranche & Co., Inc.
11.000% 05/15/12	1,375,000	1,357,813
		1,357,813
Investment Management/Advisor Service – 1.8%
LVB Acquisition Merger Sub, Inc.
11.625% 10/15/17 (b)	1,240,000	1,222,950
PIK, 10.375% 10/15/17 (b)	2,715,000	2,701,425
Nuveen Investments, Inc.
10.500% 11/15/15 (b)	2,240,000	2,212,000
		6,136,375
Special Purpose Entity – 1.0%
Goldman Sachs Capital II
5.793% 12/29/49 (d)	1,925,000	1,719,643
Hellas Telecommunications Luxembourg II
10.993% 01/15/15 (b)(d)	900,000	859,500
Tropicana Entertainment LLC
9.625% 12/15/14	1,530,000	1,063,350
		3,642,493
Diversified Financial Services Total		17,745,090
Insurance – 1.1%
Insurance Brokers – 0.6%
HUB International Holdings, Inc.
10.250% 06/15/15 (b)	1,335,000	1,144,763
USI Holdings Corp.
9.750% 05/15/15 (b)	905,000	755,675
		1,900,438
Property/Casualty Insurance – 0.5%
Asurion Corp.
11.188% 07/02/15	583,362	567,867
11.378% 07/02/15 (d)(f)	426,638	415,305

See Accompanying Notes to Financial Statements.

12

Columbia High Yield Opportunity Fund

November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Crum & Forster Holdings Corp.
7.750% 05/01/17	860,000	834,200
		1,817,372
Insurance Total		3,717,810
Real Estate – 0.3%
Real Estate Management/Services – 0.3%
Realogy Corp.
10.500% 04/15/14 (b)	830,000	624,575
12.375% 04/15/15 (b)	830,000	543,650
		1,168,225
Real Estate Total		1,168,225
Real Estate Investment Trusts (REITs) – 0.9%
REITS-Hotels – 0.5%
Host Marriott LP
6.750% 06/01/16	1,840,000	1,826,200
		1,826,200
REITS-Regional Malls – 0.4%
Rouse Co. LP/TRC Co-Issuer, Inc.
6.750% 05/01/13 (b)	1,405,000	1,310,657
		1,310,657
Real Estate Investment Trusts (REITs) Total		3,136,857
Savings & Loans – 0.4%
Savings & Loans/Thrifts-Western US – 0.4%
Washington Mutual Preferred Funding
9.750% 10/29/49 (b)(d)	1,800,000	1,440,000
		1,440,000
Savings & Loans Total		1,440,000
Financials Total		27,207,982
Industrials – 11.9%
Aerospace & Defense – 0.2%
Aerospace/Defense-Equipment – 0.1%
DRS Technologies, Inc.
6.875% 11/01/13	350,000	345,625
		345,625
Electronics-Military – 0.1%
L-3 Communications Corp.
6.375% 10/15/15	325,000	321,750
		321,750
Aerospace & Defense Total		667,375

	Par (a)	Value ($)
Building Materials – 0.2%
Building & Construction Products-Miscellaneous – 0.2%
NTK Holdings, Inc.
(e) 03/01/14 (10.750% 09/01/09)	1,150,000	678,500
		678,500
Building Materials Total		678,500
Electrical Components & Equipment – 0.8%
Wire & Cable Products – 0.8%
Belden, Inc.
7.000% 03/15/17	1,675,000	1,645,687
General Cable Corp.
7.125% 04/01/17	635,000	625,475
7.606% 04/01/15 (d)	635,000	612,775
		2,883,937
Electrical Components & Equipment Total		2,883,937
Electronics – 0.9%
Electronic Components-Miscellaneous – 0.9%
Flextronics International Ltd.
7.394% 10/01/14 (b)(f)	1,459,184	1,424,073
7.395% 10/01/14 (b)(f)	94,388	92,116
7.455% 10/01/14 (b)(f)	446,429	435,687
NXP BV/NXP Funding LLC
9.500% 10/15/15	1,160,000	1,055,600
		3,007,476
Electronics Total		3,007,476
Engineering & Construction – 0.3%
Building & Construction-Miscellaneous – 0.3%
Esco Corp.
8.625% 12/15/13 (b)	945,000	949,725
		949,725
Engineering & Construction Total		949,725
Environmental Control – 1.1%
Non-Hazardous Waste Disposal – 0.5%
Allied Waste North America, Inc.
7.875% 04/15/13	1,720,000	1,767,300
		1,767,300
Recycling – 0.6%
Aleris International, Inc.
10.000% 12/15/16	1,245,000	1,045,800
PIK, 9.000% 12/15/14	1,155,000	993,300
		2,039,100
Environmental Control Total		3,806,400

See Accompanying Notes to Financial Statements.

13

Columbia High Yield Opportunity Fund

November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Hand/Machine Tools – 0.3%
Machinery-Electrical – 0.3%
Baldor Electric Co.
8.625% 02/15/17	915,000	937,875
		937,875
Hand/Machine Tools Total		937,875
Machinery-Construction & Mining – 0.5%
Machinery-Construction & Mining – 0.5%
Terex Corp.
8.000% 11/15/17	1,865,000	1,874,325
		1,874,325
Machinery-Construction & Mining Total		1,874,325
Machinery-Diversified – 0.8%
Machinery-General Industry – 0.4%
Manitowoc Co., Inc.
7.125% 11/01/13	1,520,000	1,501,000
		1,501,000
Machinery-Material Handling – 0.4%
Columbus McKinnon Corp.
8.875% 11/01/13	1,190,000	1,225,700
		1,225,700
Machinery-Diversified Total		2,726,700
Metal Fabricate/Hardware – 0.3%
Metal Processors & Fabrication – 0.3%
TriMas Corp.
9.875% 06/15/12	1,161,000	1,143,585
		1,143,585
Metal Fabricate/Hardware Total		1,143,585
Miscellaneous Manufacturing – 2.0%
Diversified Manufacturing Operators – 1.7%
Bombardier, Inc.
6.300% 05/01/14 (b)	1,981,000	1,941,380
J.B. Poindexter & Co.
8.750% 03/15/14	945,000	784,350
Koppers Holdings, Inc.
(e) 11/15/14
(9.875% 11/15/09)	1,400,000	1,190,000
Trinity Industries, Inc.
6.500% 03/15/14	1,836,000	1,799,280
		5,715,010

	Par (a)	Value ($)
Miscellaneous Manufacturing – 0.3%
American Railcar Industries, Inc.
7.500% 03/01/14	1,175,000	1,116,250
		1,116,250
Miscellaneous Manufacturing Total		6,831,260
Packaging & Containers – 2.0%
Containers-Metal/Glass – 1.2%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	1,210,000	1,234,200
Owens-Brockway Glass Container, Inc.
8.250% 05/15/13	1,470,000	1,521,450
Owens-Illinois, Inc.
7.500% 05/15/10	1,480,000	1,487,400
		4,243,050
Containers-Paper/Plastic – 0.8%
Berry Plastics Holding Corp.
10.250% 03/01/16	1,240,000	1,097,400
Jefferson Smurfit Corp.
8.250% 10/01/12	745,000	737,550
Solo Cup Co.
8.500% 02/15/14	1,100,000	951,500
		2,786,450
Packaging & Containers Total		7,029,500
Transportation – 2.5%
Transportation-Marine – 0.9%
Navios Maritime Holdings, Inc.
9.500% 12/15/14	1,445,000	1,484,737
Ship Finance International Ltd.
8.500% 12/15/13	1,155,000	1,173,769
Stena AB
7.500% 11/01/13	695,000	682,838
		3,341,344
Transportation-Railroad – 0.5%
TFM SA de CV
9.375% 05/01/12	1,755,000	1,851,525
		1,851,525
Transportation-Services – 0.8%
CHC Helicopter Corp.
7.375% 05/01/14	1,720,000	1,634,000
PHI, Inc.
7.125% 04/15/13	1,085,000	1,052,450
		2,686,450

See Accompanying Notes to Financial Statements.

14

Columbia High Yield Opportunity Fund

November 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Transportation-Trucks – 0.3%
QDI LLC
9.000% 11/15/10	1,060,000	975,200
		975,200
Transportation Total		8,854,519
Industrials Total		41,391,177
Technology – 3.0%
Computers – 1.6%
Computer Services – 1.6%
Ceridian Corp.
12.250% 11/15/15 (b)	1,370,000	1,294,650
First Data Corp.
7.960% 09/24/14 (b)(f)	1,000,000	951,750
7.960% 09/24/14	1,000,000	946,125
Sungard Data Systems, Inc.
9.125% 08/15/13	2,220,000	2,258,850
		5,451,375
Computers Total		5,451,375
Semiconductors – 1.1%
Electronic Components-Semiconductors – 1.1%
Freescale Semiconductor, Inc.
10.125% 12/15/16	2,610,000	2,238,075
PIK, 9.125% 12/15/14	1,770,000	1,544,325
		3,782,400
Semiconductors Total		3,782,400
Software – 0.3%
Transactional Software – 0.3%
Open Solutions, Inc.
9.750% 02/01/15 (b)	1,285,000	1,195,050
		1,195,050
Software Total		1,195,050
Technology Total		10,428,825
Utilities – 5.7%
Electric – 5.7%
Electric-Generation – 1.7%
AES Corp.
7.750% 03/01/14	975,000	957,938
8.000% 10/15/17 (b)	855,000	850,725

	Par (a)	Value ($)
Edison Mission Energy
7.000% 05/15/17	1,270,000	1,216,025
Intergen NV
9.000% 06/30/17 (b)	2,675,000	2,808,750
		5,833,438
Electric-Integrated – 1.8%
CMS Energy Corp.
6.875% 12/15/15	1,200,000	1,196,825
Energy Future Holdings Corp.
10.875% 11/01/17 (b)	1,970,000	1,930,600
Texas Competitive Electric Holdings Co.
10.500% 11/01/16 (b)(h)	3,530,000	3,327,025
		6,454,450
Independent Power Producer – 2.2%
Dynegy Holdings, Inc.
7.125% 05/15/18	2,160,000	1,863,000
Mirant North America LLC
7.375% 12/31/13	1,750,000	1,754,375
NRG Energy, Inc.
7.250% 02/01/14	960,000	938,400
7.375% 02/01/16	1,025,000	1,004,500
7.375% 01/15/17	850,000	830,875
NSG Holdings LLC/NSG Holdings, Inc.
7.750% 12/15/25 (b)	1,245,000	1,229,437
		7,620,587
Electric Total		19,908,475
Utilities Total		19,908,475
Total Corporate Fixed-Income Bonds & Notes (Cost of $332,345,957)		317,787,280
Common Stocks – 2.3%
	Shares
Consumer Discretionary – 1.2%
Auto Components – 0.2%
Hayes Lemmerz
International, Inc. (i)	146,488	604,996
Auto Components Total		604,996
Hotels, Restaurants & Leisure – 0.1%
Town Sports International
Holdings, Inc. (i)	37,500	378,750
Hotels, Restaurants & Leisure Total		378,750

See Accompanying Notes to Financial Statements.

15

Columbia High Yield Opportunity Fund

November 30, 2007 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Household Durables – 0.1%
D.R. Horton, Inc.	37,500	448,875
Household Durables Total		448,875
Media – 0.8%
Cablevision Systems Corp.,
Class A (i)	23,500	635,205
Idearc, Inc.	24,000	454,080
Spanish Broadcasting System (i)	210,000	403,200
Virgin Media, Inc.	31,385	596,315
Warner Music Group Corp.	68,000	513,400
Media Total		2,602,200
Consumer Discretionary Total		4,034,821
Consumer Staples – 0.3%
Food Products – 0.3%
Reddy Ice Holdings, Inc.	37,000	965,330
Food Products Total		965,330
Consumer Staples Total		965,330
Industrials – 0.0%
Commercial Services & Supplies – 0.0%
Fairlane Management Corp. (i)(j)(k)	50,004	–
Commercial Services & Supplies Total		–
Road & Rail – 0.0%
Quality Distribution, Inc. (i)	13,439	66,657
Road & Rail Total		66,657
Industrials Total		66,657
Materials – 0.2%
Chemicals – 0.2%
Huntsman Corp.	28,000	710,080
Chemicals Total		710,080
Materials Total		710,080
Telecommunication Services – 0.4%
Diversified Telecommunication Services – 0.2%
Embarq Corp.	15,000	764,250
Diversified Telecommunication Services Total		764,250
Wireless Telecommunication Services – 0.2%
Sprint Nextel Corp.	39,922	619,589
Wireless Telecommunication Services Total		619,589
Telecommunication Services Total		1,383,839

		Shares	Value ($)
Utilities – 0.2%
Independent Power Producers & Energy Traders – 0.2%
Mirant Corp. (i)		19,701	760,262
Independent Power Producers & Energy Traders Total			760,262
Utilities Total			760,262
Total Common Stocks (Cost of $10,560,113)			7,920,989
Municipal Bonds – 1.5%
		Par (a)
California – 1.1%
CA Cabazon Band Mission Indians
13.000% 10/01/11 (g)(k)		3,250,000	3,823,950
California Total			3,823,950
Virginia – 0.4%
VA Tobacco Settlement Financing Corp.
Series 2007 A1,
6.706% 06/01/46		1,565,000	1,440,004
Virginia Total			1,440,004
Total Municipal Bonds (Cost of $4,814,844)			5,263,954
Convertible Bonds – 0.3%
Communications – 0.3%
Telecommunication Services – 0.3%
Telephone-Integrated – 0.3%
Virgin Media Finance PLC
8.750% 04/15/14	EUR	690,000	986,724
			986,724
Telecommunication Services Total			986,724
Communications Total			986,724
Total Convertible Bonds (Cost of $975,778)			986,724
Preferred Stocks – 0.0%
		Shares
Communications – 0.0%
Media – 0.0%
PTV Inc.
Series A,
10.000% 01/10/23		18	23
Media Total			23
Communications Total			23
Total Preferred Stocks (Cost of $-)			23

See Accompanying Notes to Financial Statements.

16

Columbia High Yield Opportunity Fund

November 30, 2007 (Unaudited)

Warrants – 0.0%
	Units	Value ($)
Communications – 0.0%
Media – 0.0%
Broadcast Services/Programs – 0.0%
XM Satellite Radio Holdings, Inc.
Expires 03/15/10 (b)(i)	2,435	4,870
		4,870
Media Total		4,870
Telecommunication Services – 0.0%
Telecommunication Services – 0.0%
Jazztel PLC
Expires 07/15/10 (j)(k)	1,435	–
		–
Telecommunication Services Total		–
Communications Total		4,870
Consumer Non-Cyclical – 0.0%
Food – 0.0%
Food-Retail – 0.0%
Pathmark Stores Inc. Expires
09/19/10 (g)(i)	58,758	1,833
		1,833
Food Total		1,833
Consumer Non-Cyclical Total		1,833
Total Warrants (Cost of $7,581,497)		6,703
	Par ($)
Short-Term Obligation – 1.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07, at 4.490%, collateralized by a U.S. Government Agency Obligation maturing 05/15/29, market value $6,527,618 (repurchase proceeds $6,399,394)	6,397,000	6,397,000
Total Short-Term Obligation (Cost of $6,397,000)		6,397,000
Total Investments – 97.4% (Cost of $362,675,189) (l)		338,362,673
Other Assets & Liabilities, Net – 2.6%		9,038,949
Net Assets – 100.0%		$347,401,622

Notes to Investment Portfolio:

(a)  Principal amount is stated in United States dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities, which are not illiquid, amounted to $82,887,970, which represents 23.9% of net assets.

(c)  All or a portion of this security is pledged as collateral for credit default swaps.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(e)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)  Loan participation agreement.

(g)  Illiquid security.

(h)  Security purchased on a delayed delivery basis.

(i)  Non-income producing.

(j)  Security has no value.

(k)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(l)  Cost for federal income tax purposes is $363,258,678.

See Accompanying Notes to Financial Statements.

17

Columbia High Yield Opportunity Fund
November 30, 2007 (Unaudited)

At November 30, 2007, the Fund sold the following credit default swap contracts:

Swap Counterparty	Referenced Obligation	Sale Protection	Receive Fixed Rate	Expiration Date	Notional Amount	Net Unrealized Depreciation
Morgan Stanley	Ford Motor Co., 7.450% 07/16/31	Sale	3.000%	06/20/09	$1,750,000	$(47,624)
Lehman Bros.	CDX.NA.HY. 9.000% 12/01/12	Sale	3.750%	12/20/12	2,000,000	(75,151)
Merrill Lynch	CDX.NA.HY. 9.000% 12/01/12	Sale	3.750%	12/20/12	2,000,000	(76,610)
						$(199,385)

At November 30, 2007, the Fund has entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Contracts to Sell	Aggregate Value		Settlement Face Value	Unrealized Date	Appreciation
	EUR	$3,065,275	$3,097,303	01/23/08	$32,028
	EUR	2,518,902	2,559,016	01/29/08	40,114
					$72,142

At November 30, 2007, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	91.5
Common Stocks	2.3
Municipal Bonds	1.5
Convertible Bonds	0.3
Preferred Stocks	0.0	*
Warrants	0.0	*
	95.6
Short-Term Obligation	1.8
Other Assets & Liabilities, Net	2.6
	100.0

*  Rounds to less than 0.01%.

Acronym	Name
EUR	Euro

PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

18

Statement of Assets and Liabilities – Columbia High Yield Opportunity Fund
November 30, 2007 (Unaudited)

		($)
Assets	Investments, at cost	362,675,189
	Investments, at value	338,362,673
	Cash	281
	Cash at broker	10,000
	Foreign currency (cost of $4)	4
	Unrealized appreciation on forward foreign currency exchange contracts	72,142
	Receivable for:
	Investments sold	5,567,016
	Fund shares sold	1,716,550
	Interest	7,546,178
	Dividends	8,220
	Foreign tax reclaims	28,997
	Trustees' deferrred compensation plan	69,544
	Other assets	660
	Total Assets	353,382,265
Liabilities	Unrealized depreciation on swap contracts	199,385
	Payable for:
	Investments purchased on a delayed delivery basis	3,308,788
	Fund shares repurchased	1,152,596
	Distributions	745,147
	Investment advisory fee	180,362
	Transfer agent fee	104,961
	Pricing and bookkeeping fees	16,726
	Trustees' fees	50
	Custody fee	7,190
	Distribution and service fees	127,059
	Interest	5,299
	Trustees' deferred compensation plan	69,544
	Other liabilities	63,536
	Total Liabilities	5,980,643
	Net Assets	347,401,622
Net Assets Consist of	Paid-in capital	775,580,984
	Overdistributed net investment income	(349,143)
	Accumulated net realized loss	(403,394,486)
	Net unrealized appreciation (depreciation) on:
	Investments	(24,312,516)
	Foreign currency translations	76,168
	Swap contracts	(199,385)
	Net Assets	347,401,622
Class A	Net assets	225,181,649
	Shares outstanding	51,638,413
	Net asset value per share	4.36 (a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($4.36/0.9525)	4.58 (b)
Class B	Net assets	63,067,351
	Shares outstanding	14,459,913
	Net asset value and offering price per share	4.36 (a)
Class C	Net assets	17,270,633
	Shares outstanding	3,959,796
	Net asset value and offering price per share	4.36 (a)
Class Z	Net assets	41,881,989
	Shares outstanding	9,603,466
	Net asset value, offering and redemption price per share	4.36

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

19

Statement of Operations – Columbia High Yield Opportunity Fund

For the Six Months Ended November 30, 2007 (Unaudited)

		($)
Investment Income	Interest	15,445,004
	Dividends	67,533
	Total Investment Income	15,512,537
Expenses	Investment advisory fee	1,132,712
	Distribution fee:
	Class B	277,901
	Class C	71,515
	Service fee:
	Class A	312,840
	Class B	92,634
	Class C	23,879
	Transfer agent fee	306,854
	Pricing and bookkeeping fees	70,449
	Trustees' fees	13,965
	Custody fee	11,739
	Chief compliance officer expenses	250
	Other expenses	140,874
	Expenses before interest expense	2,455,612
	Interest expense	5,299
	Total Expenses	2,460,911
	Fees waived by Distributor—Class C	(14,205)
	Expense reductions	(11,329)
	Net Expenses	2,435,377
	Net Investment Income	13,077,160
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Swap Contracts
	Net realized loss on:
	Investments	(711,924)
	Foreign currency transactions	(466,463)
	Swap contracts	(281,695)
	Net realized loss	(1,460,082)
	Net change in unrealized appreciation (depreciation) on:
	Investments	(28,307,397)
	Foreign currency translations	60,324
	Swap contracts	(139,335)
	Net change in unrealized depreciation	(28,386,408)
	Net Loss	(29,846,490)
	Net Decrease Resulting from Operations	(16,769,330)

See Accompanying Notes to Financial Statements.

20

Statement of Changes in Net Assets – Columbia High Yield Opportunity Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended November 30, 2007 ($)	Year Ended May 31, 2007 ($)
Operations	Net investment income	13,077,160	28,522,454
	Net realized gain (loss) on investments, foreign currency transactions and swap contracts	(1,460,082)	4,095,745
Net change in unrealized appreciation (depreciation) on investments, foreign currency	translations and swap contracts	(28,386,408)	17,295,074
	Net Increase (Decrease) Resulting from Operations	(16,769,330)	49,913,273
Distributions to Shareholders	From net investment income:
	Class A	(8,792,460)	(19,766,228)
	Class B	(2,333,592)	(7,472,305)
	Class C	(615,081)	(1,512,712)
	Class Z	(1,245,479)	(939,055)
	Total Distributions to Shareholders	(12,986,612)	(29,690,300)
Share Transactions	Class A:
	Subscriptions	46,329,758	67,069,977
	Distributions reinvested	4,548,857	9,857,418
	Redemptions	(77,065,517)	(65,163,606)
	Net Increase (Decrease)	(26,186,902)	11,763,789
	Class B:
	Subscriptions	1,827,368	3,505,305
	Distributions reinvested	1,224,932	3,800,111
	Redemptions	(22,608,861)	(58,815,624)
	Net Decrease	(19,556,561)	(51,510,208)
	Class C:
	Subscriptions	733,357	2,101,755
	Distributions reinvested	350,929	847,315
	Redemptions	(3,414,060)	(5,939,859)
	Net Decrease	(2,329,774)	(2,990,789)
	Class Z:
	Subscriptions	18,237,399	19,596,687
	Distributions reinvested	311,030	599,655
	Redemptions	(3,338,673)	(2,769,706)
	Net Increase	15,209,756	17,426,636
	Net Decrease from Share Transactions	(32,863,481)	(25,310,572)
	Total Decrease in Net Assets	(62,619,423)	(5,087,599)
Net Assets	Beginning of period	410,021,045	415,108,644
	End of period	347,401,622	410,021,045
	Overdistributed net investment income at end of period	(349,143)	(439,691)

See Accompanying Notes to Financial Statements.

21

Statement of Changes in Net Assets (continued) – Columbia High Yield Opportunity Fund

		(Unaudited) Six Months Ended November 30, 2007	Year Ended May 31, 2007
Changes in Shares	Class A:
	Subscriptions	10,374,751	14,781,112
	Issued for distributions reinvested	1,018,523	2,148,011
	Redemptions	(17,122,362)	(14,211,150)
	Net Increase(Decrease)	(5,729,088)	2,717,973
	Class B:
	Subscriptions	404,128	763,602
	Issued for distributions reinvested	274,147	830,478
	Redemptions	(5,020,098)	(12,847,202)
	Net Decrease	(4,341,823)	(11,253,122)
	Class C:
	Subscriptions	162,469	457,969
	Issued for distributions reinvested	78,572	184,764
	Redemptions	(762,952)	(1,295,605)
	Net Decrease	(521,911)	(652,872)
	Class Z:
	Subscriptions	4,087,858	4,176,173
	Issued for distributions reinvested	69,642	130,624
	Redemptions	(743,999)	(605,621)
	Net Increase	3,413,501	3,701,176

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,								Period Ended May 31,		Year Ended December 31,
Class A Shares	2007		2007		2006		2005		2004		2003 (a)		2002
Net Asset Value, Beginning of Period	$4.72		$4.50		$4.56		$4.54		$4.30		$4.01		$4.62
Income from Investment Operations:
Net investment income (b)	0.16		0.33		0.33		0.35		0.35		0.14		0.34
Net realized and unrealized gain (loss) on investments, foreign currency and swap contracts	(0.36)		0.23		(0.03)		0.05		0.21		0.30		(0.53)
Total from Investment Operations	(0.20)		0.56		0.30		0.40		0.56		0.44		(0.19)
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.34)		(0.36)		(0.38)		(0.32)		(0.15)		(0.39)
Return of capital	—		—		—		—		—		—		(0.03)
Total Distributions to Shareholders	(0.16)		(0.34)		(0.36)		(0.38)		(0.32)		(0.15)		(0.42)
Net Asset Value, End of Period	$4.36		$4.72		$4.50		$4.56		$4.54		$4.30		$4.01
Total return (c)	(4.31	)%(d)	12.98		6.70	%(e)	8.93	%(f)	13.30	%(e)	11.01	%(d)(e)	(4.27)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.14	%(h)	1.12%		1.12%		1.15%		1.19%		1.29	%(h)	1.31%
Interest expense	—	%(h)(i)	—	%(i)	—		—		—		—		—
Net expenses (g)	1.14	%(h)	1.12%		1.12%		1.15%		1.19%		1.29	%(h)	1.31%
Waiver/Reimbursement	—		—		0.02%		—		0.01%		—	%(h)(i)	—
Net investment income (g)	7.10	%(h)	7.19%		7.28%		7.55%		7.65%		8.24	%(h)	7.92%
Portfolio turnover rate	30	%(d)	75%		61%		67%		75%		45	%(d)	63%
Net assets, end of period (000's)	$225,182		$270,866		$245,713		$273,104		$325,658		$376,944		$361,780

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  The benefits derived from custody credits and/or minimum account balance fees had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,								Period Ended May 31,		Year Ended December 31,
Class B Shares	2007		2007		2006		2005		2004		2003 (a)		2002
Net Asset Value, Beginning of Period	$4.72		$4.50		$4.56		$4.54		$4.30		$4.01		$4.62
Income from Investment Operations:
Net investment income (b)	0.14		0.29		0.30		0.32		0.31		0.13		0.31
Net realized and unrealized gain (loss) on investments, foreign currency and swap contracts	(0.36)		0.24		(0.04)		0.05		0.22		0.29		(0.54)
Total from Investment Operations	(0.22)		0.53		0.26		0.37		0.53		0.42		(0.23)
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.31)		(0.32)		(0.35)		(0.29)		(0.13)		(0.35)
Return of capital	—		—		—		—		—		—		(0.03)
Total Distributions to Shareholders	(0.14)		(0.31)		(0.32)		(0.35)		(0.29)		(0.13)		(0.38)
Net Asset Value, End of Period	$4.36		$4.72		$4.50		$4.56		$4.54		$4.30		$4.01
Total return (c)	(4.67	)%(d)	12.15%		5.91	%(e)	8.13	%(f)	12.46	%(e)	10.67	%(d)(e)	(4.99)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.89	%(h)	1.87%		1.87%		1.90%		1.94%		2.04	%(h)	2.06%
Interest expense	—	%(h)(i)	—	%(i)	—		—		—		—		—
Net expenses (g)	1.89	%(h)	1.87%		1.87%		1.90%		1.94%		2.04	%(h)	2.06%
Waiver/Reimbursement	—		—		0.02%		—		0.01%		—	%(h)(i)	—
Net investment income (g)	6.34	%(h)	6.46%		6.55%		6.80%		6.90%		7.49	%(h)	7.17%
Portfolio turnover rate	30	%(d)	75%		61%		67%		75%		45	%(d)	63%
Net assets, end of period (000's)	$63,067		$88,774		$135,122		$194,460		$252,415		$305,021		$280,220

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  The benefits derived from custody credits and/or minimum account balance fees had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,						Period Ended May 31,		Year Ended December 31,
Class C Shares	2007		2007		2006	2005		2004	2003 (a)		2002
Net Asset Value, Beginning of Period	$4.72		$4.50		$4.56	$4.54		$4.30	$4.01		$4.62
Income from Investment Operations:
Net investment income (b)	0.15		0.30		0.31	0.33		0.32	0.13		0.31
Net realized and unrealized gain (loss) on investments, foreign currency and swap contracts	(0.37)		0.23		(0.04)	0.04		0.21	0.29		(0.53)
Total from Investment Operations	(0.22)		0.53		0.27	0.37		0.53	0.42		(0.22)
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.31)		(0.33)	(0.35)		(0.29)	(0.13)		(0.36)
Return of capital	—		—		—	—		—	—		(0.03)
Total Distributions to Shareholders	(0.14)		(0.31)		(0.33)	(0.35)		(0.29)	(0.13)		(0.39)
Net Asset Value, End of Period	$4.36		$4.72		$4.50	$4.56		$4.54	$4.30		$4.01
Total return (c)(d)	(4.60	)%(e)	12.31%		6.07%	8.29	%(f)	12.63%	10.74	%(e)	(4.85)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.74	%(h)	1.72%		1.72%	1.75%		1.79%	1.89	%(h)	1.91%
Interest expense	—	%(h)(i)	—	%(i)	—	—		—	—		—
Net expenses (g)	1.74	%(h)	1.72%		1.72%	1.75%		1.79%	1.89	%(h)	1.91%
Waiver/Reimbursement	0.15	%(h)	0.15%		0.17%	0.15%		0.16%	0.15	%(h)	0.15%
Net investment income (g)	6.49	%(h)	6.60%		6.70%	6.95%		7.05%	7.64	%(h)	7.32%
Portfolio turnover rate	30	%(e)	75%		61%	67%		75%	45	%(e)	63%
Net assets, end of period (000's)	$17,271		$21,161		$23,084	$30,366		$46,322	$51,471		$46,568

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  The benefits derived from custody credits and/or minimum account balance fees had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended November 30,		Year Ended May 31,								Period Ended May 31,		Year Ended December 31,
Class Z Shares	2007		2007		2006		2005		2004		2003 (a)		2002
Net Asset Value, Beginning of Period	$4.72		$4.50		$4.56		$4.54		$4.30		$4.01		$4.62
Income from Investment Operations:
Net investment income (b)	0.16		0.34		0.34		0.37		0.36		0.15		0.33
Net realized and unrealized gain (loss) on investments, foreign currency and swap contracts	(0.36)		0.23		(0.03)		0.04		0.21		0.29		(0.51)
Total from Investment Operations	(0.20)		0.57		0.31		0.41		0.57		0.44		(0.18)
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.35)		(0.37)		(0.39)		(0.33)		(0.15)		(0.40)
Return of capital	—		—		—		—		—		—		(0.03)
Total Distributions to Shareholders	(0.16)		(0.35)		(0.37)		(0.39)		(0.33)		(0.15)		(0.43)
Net Asset Value, End of Period	$4.36		$4.72		$4.50		$4.56		$4.54		$4.30		$4.01
Total return (c)	(4.19	)%(d)	13.26%		6.97	%(e)	9.21	%(f)	13.58	%(e)	11.12	%(d)(e)	(4.03)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	0.89	%(h)	0.87%		0.87%		0.90%		0.94%		1.04	%(h)	1.06%
Interest expense	—	%(h)(i)	—	%(i)	—		—		—		—		—
Net expenses (g)	0.89	%(h)	0.87%		0.87%		0.90%		0.94%		1.04	%(h)	1.06%
Waiver/Reimbursement	—		—		0.02%		—		0.01%		—	%(h)(i)	—
Net investment income (g)	7.34	%(h)	7.44%		7.53%		7.80%		7.92%		8.49	%(h)	8.17%
Portfolio turnover rate	30	%(d)	75%		61%		67%		75%		45	%(d)	63%
Net assets, end of period (000's)	$41,882		$29,220		$11,190		$12,829		$14,194		$45,803		$35,541

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  The benefits derived from custody credits and/or minimum account balance fees had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Notes to Financial Statements – Columbia High Yield Opportunity Fund

November 30, 2007 (Unaudited)

Note 1. Organization

Columbia High Yield Opportunity Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and, as applicable, sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swaps are marked to market daily based upon quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the

27

Columbia High Yield Opportunity Fund, November 30, 2007 (Unaudited)

times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund is also exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

28

Columbia High Yield Opportunity Fund, November 30, 2007 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Credit Default Swaps

The Fund may engage in credit default swap transactions for hedging purposes or to seek to increase total return. Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive an upfront payment as the protection seller or make an upfront payment as the protection buyer.

Credit default swaps are marked to market daily based upon quotations from market makers and any change is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the contract period are recorded as liabilities or assets, respectively, on the Fund's Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gain or loss on the Statement of Operations.

By entering into these agreements, the Fund could be exposed to risks in excess of the amounts recorded on the Statement of Assets and Liabilities. Risks include the possibility that there will be no liquid market for these agreements, that the counterparty to an agreement will default on its obligation to perform, or that there may be an unfavorable change in interest rates.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

29

Columbia High Yield Opportunity Fund, November 30, 2007 (Unaudited)

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended May 31, 2007 was as follows:

  May 31, 2007

Ordinary Income*	$29,690,300
Long-Term Capital Gains	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at November 30, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$5,207,423
Unrealized depreciation	(30,103,428)
Net unrealized depreciation	$(24,896,005)

The following capital loss carryforwards, determined as of May 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$37,575,496
2009	161,087,717
2010	171,019,187
2011	18,463,873
2014	7,033,993
2015	6,703,180
Total	$401,883,446

Of the capital loss carryforwards attributable to the Fund, $1,192,068 ($321,991 expiring May 31, 2008 and $870,077 expiring May 31, 2009) was obtained in the merger with Stein Roe High Yield Fund. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes-an Interpretation of FASB Statement No. 109 ("FIN 48") effective November 30, 2007. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

30

Columbia High Yield Opportunity Fund, November 30, 2007 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory, administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.52%
Over $1.5 billion	0.49%

For the six months ended November 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.60% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended November 30, 2007, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $8,978 of which $1,647 is unpaid.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to November 1, 2007, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations.

For the six months ended November 30, 2007, these minimum account balance fees reduced total expenses by $8,572.

31

Columbia High Yield Opportunity Fund, November 30, 2007 (Unaudited)

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six months ended November 30, 2007, the Distributor retained net underwriting discounts of $6,542 on sales of the Fund's Class A shares and received net CDSC fees of $3, $65,068 and $786 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted Rule 12b-1 plans (the "Plans") which require the payment of a monthly service fee to the Distributor equal up to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plans also require the payment of a monthly distribution fee to the Distributor equal up to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended November 30, 2007, these custody credits reduced total expenses by $2,757 for the Fund.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Portfolio Information

For the six months ended November 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $107,504,530 and $128,910,284, respectively, of which $2,652,834 of sales were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Effective September 17, 2007, interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. Prior to September 17, 2007, interest on the uncommitted line of credit was charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating funds. The commitment fee and

32

Columbia High Yield Opportunity Fund, November 30, 2007 (Unaudited)

structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended November 30, 2007, the average daily loan balance outstanding on days where borrowing existed was $18,500,000 at a weighted average interest rate of 5.16%.

Note 7. Significant Risks and Contingencies

Sector Focus

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is more diversified.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange, or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

33

Columbia High Yield Opportunity Fund, November 30, 2007 (Unaudited)

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

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Board Consideration and Approval of Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets several times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the funds and Columbia, including the senior manager of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage and the use of "soft" commission dollars to pay for research products and services, (viii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with the independent fee consultant and independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2007 meeting, following meetings of the Advisory Fees and Expenses Committee held in July, August, September and October, 2007. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

35

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing within a reasonable range of expectations, given these investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that Columbia proposed to waive advisory fees or cap the expenses of the fund.

The Trustees noted that, through May 31, 2007, Columbia High Yield Opportunity Fund's performance was in the first quintile (where the best performance would be in the first quintile) for the one-year period, in the second quintile for the three-year period, in the third quintile for the five-year period, and in the fourth quintile for the ten-year period, of the peer group selected by an independent third-party data provider for purposes of performance comparisons.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third-party data provider) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees considered that Columbia High Yield Opportunity Fund's total expenses were in the second quintile and actual management fees were in the third quintile (where the lowest fees and expenses would be in the first quintile) of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance

36

of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

•  the nature, quality, cost and extent of administrative and shareholder services overseen and performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

•  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

•  the draft report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2008.

37

Summary of Management Fee Evaluation by
Independent Fee Consultant

Excerpts from Report of Independent Fee Consultant to the Columbia Atlantic Funds

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, Inc., and
Columbia Funds Distributor, Inc.

October 15, 2007

I. Overview

Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CMD") agreed on February 9, 2005 to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Atlantic Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year's report (the "2006 Report") was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Atlantic Funds, which are also referred as the "Funds."

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II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years. Based upon 1-, 3-, 5-, and 10-year returns, at least half of all the Funds have been in the first and second performance quintiles in each of the four performance periods. Performance for the 3-year period is impressive, with 44 of the 63 Funds, or 70%, in the top two quintiles and only 11 Funds, or 17%, in the fourth and fifth quintiles. Both equity and fixed-income funds have strong performance records.

4.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.  Atlantic equity Funds' overall performance adjusted for risk also was strong. Based upon 3-year returns, 19 of the 24 equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes. Fixed-income Funds tended to take on more risk than comparable funds but many also have achieved relatively strong performance over the 3-year period. Nonetheless, 8 of the Funds have high relative risk and low relative returns.

6.  The industry-standard procedure used by third parties such as Lipper to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Atlantic Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Atlantic Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers. Only 19% of the Funds ranked in the two most expensive quintiles for actual management fees, and only 21% in those quintiles for total expenses.

8.  The Columbia Money Market Fund VS has a higher management fee structure than that of other Columbia money market funds of comparable asset size, but its total expenses are comparable to those funds.

D. Trustees' Fee and Performance Evaluation Process

9.  The Trustees' evaluation process identified 11 Funds in 2007 for further review based upon their relative performance or expenses or both. CMG provided further information about those funds to assist the Trustees in their evaluation. The Trustees may choose to seek additional information about Atlantic Funds that do not meet the criteria for further review. CMG provided further information about those funds to assist the Trustees in their evaluation. The Trustees may choose to seek additional information about Atlantic Funds that do not meet the criteria for further review.

E. Potential Economies of Scale

10.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes

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measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

F. Management Fees Charged to Institutional Clients

11.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds compared to institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

12.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. For comparison, CMG also has allocated costs by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. Notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG's costs incurred in providing services to the Funds than did asset-based allocation.

13.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

14.  In 2006, CMG's complex-wide pre-tax margins on the Atlantic Funds were below industry medians, based on limited data available for publicly held mutual fund managers. However, as is to be expected in a complex comprising 70 funds in the past year, some Atlantic Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Atlantic Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller funds generally operating at a loss.

15.  CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America ("PB" or "Private Bank"), to compensate the PB for services it performs with respect to Atlantic Fund assets held for the benefit of PB customers. In 2006, these payments totaled $23.2 million. Based on our analysis of the services provided by the PB, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each equity and fixed-income Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort, CMG should develop reliable risk metrics for balanced and money market funds and should explain why the fixed-income portfolio team prefers using gross, rather than net, return for these purposes. The format we developed with CMG represents one possible presentation of such information.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style and each complex (of which Atlantic is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

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3)  Potential economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework, including an analysis that focuses on complex-wide economies of scale, that addresses the relevant concerns.

4)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Atlantic Fund whether or not it qualifies as a "Review Fund."

5)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Atlantic Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Atlantic Fund each year would not be an efficient use of Trustee and CMG resources.

6)  Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance universes and collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)  Uniformity of universes across reporting periods. CMA, based on consultations with its CIO's, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity funds and iMoneynet for Lipper for money market funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year's performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year or from short-term to longer-term performance periods. CMA, when it changes data providers, should use both the current and former data sources in the changeover so that the Trustees can understand how the change in vendors may affect performance and expense rankings.

8)  Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of a Fund to all other funds in its performance universe. Lipper regards for this purpose each class of shares of a fund as a separate fund. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or Z share (with no 12b-1 fee) is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including share classes with higher fees than the Columbia Fund share class may make the Columbia Fund's performance look better compared to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintiles should be ranked in a universe limited to the share class per competitive fund whose distribution pricing most closely matches the relevant Fund. Further, in all rankings, we suggest that use of an Atlantic Fund Z share be limited to performance periods prior to the issuance of that fund's A shares.

9)  Management fee disparities. Several disparities have existed between the management fees of comparable Atlantic and Nations Funds. To eliminate the disparity between the expenses of the Atlantic state intermediate municipal bond funds and those of comparable funds overseen by the Nations Board, CMG has proposed expense caps for the Atlantic funds. Furthermore, CMG's proposed expense cap for the Core Bond Fund would produce a significant gap between its management fee and those of two comparable Atlantic Funds. To enable the Trustees to identify such disparities in the future, CMG should provide the Trustees with a table that shows management fees of Atlantic Funds and those of comparable Nations and Acorn Funds. CMG should also provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual

41

fund managed by CMA that is comparable to any Atlantic Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Atlantic Fund or Funds.

10)  Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of material prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data need to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.  Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

  Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.  Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

  Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.  Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

  Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

4.  Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

  Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

5.  Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

  Status: We continue to believe that such a statement would help the Trustees understand CMG's business better and place the fund-by-fund profitability reports in context.

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6.  Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

  Status: CMG provided various summary statements of operations.

7.  Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG's profitability.

  Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be excluded from profitability analyses including distribution and only those PB revenue sharing payments in excess of 11 basis points should be excluded from profitability analyses that do not take distribution into account.

* * *

Respectfully submitted,
Steven E. Asher

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Important Information About This Report – Columbia High Yield Opportunity Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia High Yield Opportunity Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider the investment objectives, risks, charges and expenses for any Columbia fund before investing. Contact your Columbia Management representative for a prospectus, which contains this and other important information about the fund. Read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

45

Columbia High Yield Opportunity Fund

Semiannual Report – November 30, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/138735-1107 (01/08) 07/48891

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 23, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 23, 2008